UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders
Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2014 to Feb. 28, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/14	2/28/15	Expense Ratio	9/1/14 to 2/28/15*
Actual Fund return†
Class A	$1,000.00	$1,023.10	0.89%	$4.46
Class C	1,000.00	1,019.30	1.64%	8.21
Institutional Class	1,000.00	1,024.30	0.64%	3.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/14	2/28/15	Expense Ratio	9/1/14 to 2/28/15*
Actual Fund return†
Class A	$1,000.00	$1,016.60	0.85%	$4.25
Class C	1,000.00	1,012.30	1.70%	8.48
Institutional Class	1,000.00	1,017.40	0.70%	3.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.36	1.70%	8.50
Institutional Class	1,000.00	1,021.32	0.70%	3.51

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/14	2/28/15	Expense Ratio	9/1/14 to 2/28/15*
Actual Fund return†
Class A	$1,000.00	$1,024.20	0.90%	$4.52
Class C	1,000.00	1,020.40	1.65%	8.27
Institutional Class	1,000.00	1,024.60	0.65%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.95%
Corporate-Backed Revenue Bonds	3.83%
Education Revenue Bonds	10.14%
Electric Revenue Bonds	5.06%
Healthcare Revenue Bonds	42.15%
Housing Revenue Bonds	4.91%
Lease Revenue Bonds	2.35%
Local General Obligation Bonds	6.20%
Pre-Refunded/Escrowed to Maturity Bonds	9.27%
Special Tax Revenue Bonds	3.51%
State General Obligation Bonds	5.55%
Transportation Revenue Bonds	3.58%
Water & Sewer Revenue Bonds	2.40%
Short-Term Investment	0.07%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	(as a percentage of net assets)
Minnesota	98.61%
U.S. Virgin Islands	0.41%
Total	99.02%

4

Security type / sector allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.91%
Corporate-Backed Revenue Bonds	3.32%
Education Revenue Bonds	15.82%
Electric Revenue Bonds	7.96%
Healthcare Revenue Bonds	35.52%
Housing Revenue Bond	0.31%
Lease Revenue Bonds	5.29%
Local General Obligation Bonds	12.73%
Pre-Refunded/Escrowed to Maturity Bonds	2.44%
Special Tax Revenue Bonds	3.14%
State General Obligation Bonds	5.97%
Transportation Revenue Bonds	5.04%
Water & Sewer Revenue Bond	1.37%
Short-Term Investment	1.12%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

5

Security type / sector allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.95%
Corporate-Backed Revenue Bonds	3.85%
Education Revenue Bonds	14.03%
Electric Revenue Bonds	6.39%
Healthcare Revenue Bonds	42.39%
Housing Revenue Bonds	5.38%
Lease Revenue Bonds	3.94%
Local General Obligation Bonds	10.49%
Pre-Refunded Bonds	1.77%
Special Tax Revenue Bonds	6.54%
State General Obligation Bonds	2.05%
Transportation Revenue Bonds	2.12%
Short-Term Investments	0.77%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

6

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.95%

Corporate-Backed Revenue Bonds – 3.83%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,007,560
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,000,560
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	6,530,000	6,619,983

		21,628,103

Education Revenue Bonds – 10.14%
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,955
Series A 5.00% 7/1/45	1,390,000	1,446,976
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,745,910
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	640,018
Series A 5.75% 8/1/44	1,190,000	1,315,045
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	623,976
Series A 5.00% 7/1/44	1,770,000	1,877,297
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	483,715
5.50% 8/1/49	2,260,000	2,344,569
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,256,937
Series A 5.00% 10/1/28	8,900,000	9,975,120
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,828,888
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	2,225,000	2,229,116
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,585,250
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,099,440
Series 7-D 5.00% 3/1/30	1,500,000	1,691,385
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,493,440
Series 7-Q 5.00% 10/1/23	350,000	401,051
Series 7-Q 5.00% 10/1/24	475,000	538,987
Series 7-Q 5.00% 10/1/27	200,000	220,936

7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	$2,031,786
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,389,450
Series 7-A 5.00% 10/1/39	2,000,000	2,252,260
Series 7-U 5.00% 4/1/23	550,000	663,388
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	794,330
Series A 5.00% 9/1/44	1,500,000	1,530,720
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,193,550
Series A 5.25% 12/1/29	1,850,000	2,200,242
Series D 5.00% 12/1/27	1,000,000	1,175,430

		57,294,167

Electric Revenue Bonds - 5.06%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,074,580
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	782,110
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	464,030
5.00% 10/1/30	500,000	585,095
5.00% 10/1/33	1,205,000	1,396,969
Series A 5.00% 10/1/30	1,060,000	1,240,401
Series A 5.00% 10/1/34	750,000	865,440
Series A 5.00% 10/1/35	415,000	478,134
Unrefunded 5.00% 10/1/35	1,290,000	1,322,069
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	125,000	147,716
Series A 5.00% 1/1/26	425,000	497,603
Series A 5.00% 1/1/31	520,000	592,192
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	352,584
Series B 5.00% 12/1/28	275,000	326,046
Series B 5.00% 12/1/31	1,365,000	1,600,299
Series B 5.00% 12/1/33	300,000	349,428
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,837,900

8

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	$1,164,450
Series A 5.00% 1/1/34	4,000,000	4,640,880
Series A 5.00% 1/1/40	1,250,000	1,439,750
Series A 5.00% 1/1/46	3,000,000	3,442,860

		28,600,536

Healthcare Revenue Bonds – 42.15%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,127,384
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,583,190
6.20% 7/1/45	2,000,000	2,125,340
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,083,820
Series A 7.00% 11/1/46	1,220,000	1,319,625
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,118,634
5.375% 11/1/34	320,000	335,920
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,188,854
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,725,191
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,300
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	592,505
5.00% 11/1/44	500,000	558,700
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	743,096
Series A 5.00% 4/1/40	705,000	716,696
Series A 5.00% 4/1/48	315,000	317,999
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,061,141

9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
6.00% 6/15/39	3,570,000	$3,998,721
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,285,525
5.40% 8/1/40	1,000,000	1,035,800
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	526,660
4.00% 4/1/25	660,000	693,587
4.00% 4/1/31	60,000	61,850
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	687,086
5.75% 2/1/44	500,000	522,350
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,588,400
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,759,560
5.25% 5/1/37	2,950,000	3,087,205
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	211,244
Series A 6.625% 11/15/28	3,000,000	3,537,060
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,338,326
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,546,900
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,833,647
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,050,987
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,688,679
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,785,145
Series A 5.25% 8/15/35	2,085,000	2,377,400
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,897,103
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,417,954

10

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	$5,811,200
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,933,978
(Health Care System)
Series A Unrefunded 5.75% 11/15/26 (NATL-RE)	180,000	180,421
Series A Unrefunded 6.375% 11/15/29	15,000	15,069
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	4,016,604
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	460,263
Series A 5.00% 11/1/32	330,000	348,714
Series A 5.00% 11/1/42	1,250,000	1,308,563
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,900,375
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,385,816
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,689,821
Series D Remarketing 5.00% 11/15/38	6,405,000	7,360,946
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	350,351
5.00% 7/1/33	650,000	735,826
5.875% 7/1/30	1,850,000	2,176,692
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,370,061
Series A 5.30% 9/1/37	1,200,000	1,262,748
Series A 6.375% 9/1/42	2,435,000	2,509,414
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,378,310
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	956,642
5.00% 9/1/24	575,000	692,852
5.00% 9/1/25	750,000	895,110
5.00% 9/1/26	575,000	680,421
5.00% 9/1/27	405,000	475,924

11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/28	425,000	$494,309
5.00% 9/1/29	425,000	493,162
5.00% 9/1/34	730,000	829,003
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,501,515
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,114,180
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,664,320
Series A 5.125% 5/1/30	9,350,000	10,496,123
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	17,550,000	20,267,091
Series C 5.50% 7/1/23	3,000,000	3,388,380
Series C 5.625% 7/1/26	1,925,000	2,159,561
Series C 5.75% 7/1/30	5,035,000	5,693,377
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,370,764
Series A-1 5.25% 11/15/29	5,605,000	6,416,156
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,267,982
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,121,880
6.00% 11/15/35	10,340,000	10,646,788
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,246,462
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,210,050
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,745
Series A 5.375% 5/1/43	500,000	500,550
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,005,990

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	$1,544,475
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,139,219
Series A 5.75% 11/1/39	2,365,000	2,574,681
Series A 6.00% 5/1/47	3,685,000	4,039,644
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	904,927
4.65% 7/1/26	540,000	576,466
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	515,550
5.125% 12/1/44	1,605,000	1,653,680
5.25% 12/1/49	750,000	776,310

		238,048,045

Housing Revenue Bonds – 4.91%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,720,000	7,792,800
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) •	1,925,000	1,943,981
Series I 4.85% 7/1/38 (AMT)	1,450,000	1,461,383
Series I 5.15% 7/1/38 (AMT)	4,145,000	4,182,761
Series L 5.10% 7/1/38 (AMT)	7,280,000	7,527,447
Series M 4.875% 7/1/37 (AMT)	2,195,000	2,213,131
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,070,000	2,223,553
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	410,000	411,689

		27,756,745

Lease Revenue Bonds – 2.35%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,436,600
Series A 5.00% 6/1/43	3,835,000	4,359,283
Series B 5.00% 3/1/28	2,500,000	2,934,200

13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	$4,535,190

		13,265,273

Local General Obligation Bonds – 6.20%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	570,625
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,580,913
Farmington Independent School District No 192
Series A 5.00% 2/1/25	3,775,000	4,600,932
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28	5,000,000	5,235,950
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,075,240
Rochester Waste Water
Series A 5.00% 2/1/22	750,000	917,527
Sartell - St. Stephen Independent School District No. 748 Capital Appreciation
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,737,453
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,753,825
Series A 4.75% 2/1/26	3,600,000	3,956,760
Series A 4.75% 2/1/27	2,300,000	2,516,108
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,043,759
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,520
5.125% 12/1/24	1,000,000	1,003,590

		35,000,202

Pre-Refunded / Escrowed to Maturity Bonds – 9.27%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	450,477
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,534,490
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,566,636
Minnesota
Series A 5.00% 10/1/24-21 §	70,000	85,499

14

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Minnesota
Series A 5.00% 10/1/27-21 §	80,000	$97,714
(Various Purposes) Series A 4.00% 8/1/27-22 §	45,000	51,702
Minnesota Municipal Power Agency Revenue
5.00% 10/1/35-15 §	1,710,000	1,759,470
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17 §	2,170,000	2,265,567
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS) §	365,000	381,075
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC) §	575,000	600,323
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,079,375
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	445,000	478,620

		52,350,948

Special Tax Revenue Bonds – 3.51%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,344,251
Series B 5.00% 12/15/20	1,000,000	1,115,580
Series B 5.00% 12/15/24	1,150,000	1,281,100
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,599,160
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,006,070
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,360,854
5.00% 6/1/25	2,000,000	2,294,700
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	761,909
Series G 5.00% 11/1/31	1,500,000	1,739,370
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,314,900

		19,817,894

State General Obligation Bonds – 5.55%
Minnesota
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,480,986
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,197,256
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,914,500
(Various Purposes)
Series A 5.00% 8/1/30	4,200,000	5,073,054

15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/32	2,755,000	$3,296,991
Series A Unrefunded 4.00% 8/1/27	955,000	1,053,136
Series F 5.00% 10/1/22	3,500,000	4,316,060

		31,331,983

Transportation Revenue Bonds - 3.58%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,434,750
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,137,660
Series B 5.00% 1/1/26	575,000	666,465
Series B 5.00% 1/1/27	1,160,000	1,335,056
Series B 5.00% 1/1/28	2,750,000	3,133,543
Series B 5.00% 1/1/29	120,000	136,255
Series B 5.00% 1/1/30	1,675,000	1,898,545
Series B 5.00% 1/1/31	1,750,000	1,978,917
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,105,489
Series A 5.00% 8/1/35	1,145,000	1,188,693
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,688,895
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,521,920

		20,226,188

Water & Sewer Revenue Bonds - 2.40%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,656,680
Series B 5.00% 9/1/22	2,125,000	2,622,547
Series B 5.00% 9/1/25	2,000,000	2,423,760
Series E 5.00% 9/1/22	2,745,000	3,387,714
Series E 5.00% 9/1/23	2,000,000	2,443,540

		13,534,241

Total Municipal Bonds (cost $517,127,231)		558,854,325

16

	Number of shares	Value (U.S. $)

Short-Term Investment – 0.07%

Money Market Mutual Fund - 0.07%
Minnesota Municipal Cash Trust	414,058	$414,058

Total Short-Term Investment (cost $414,058)		414,058

Total Value of Securities – 99.02% (cost $517,541,289)		$559,268,383

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation Collateral

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

IBC – Insured Bond Certificate

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

17

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.91%

Corporate-Backed Revenue Bonds – 3.32%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,830
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	750,053
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,025,000	1,039,125

		3,486,008

Education Revenue Bonds – 15.82%
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	328,866
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	463,461
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	580,567
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	540,319
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,102,660
Series A 5.00% 10/1/28	1,000,000	1,120,800
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,100,440
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	272,075
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	773,647
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	491,466
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	357,812
Series 6-U 4.50% 10/1/23	265,000	292,600
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,083,880
(University of St. Thomas)
Series 6-X 5.00% 4/1/24	1,000,000	1,086,210
Series 7-U 4.00% 4/1/26	1,400,000	1,533,938
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	616,218
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,195,140
Series A 5.25% 12/1/28	750,000	895,163
Series D 5.00% 12/1/26	1,000,000	1,183,020
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,601,760

		16,620,042

18

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 7.96%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	$1,267,463
Series E 5.00% 1/1/23	1,000,000	1,159,750
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,132,428
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	587,380
Series A 5.00% 10/1/30	240,000	280,845
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,080,970
Series A 5.00% 1/1/25	200,000	236,346
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,620,013

		8,365,195

Healthcare Revenue Bonds – 35.52%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	283,433
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	814,710
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,418,013
5.00% 11/1/25	250,000	298,827
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	137,422
Series A 5.00% 4/1/40	125,000	127,074
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	835,597
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	515,265
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,648
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	793,831
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	303,516

19

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	$1,768,530
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	2,030,968
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,290,073
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,160,970
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,897,450
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,741
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,066,613
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	500,000	553,235
Series C 4.50% 11/15/38 •	2,410,000	2,822,809
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,145,890
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,150,590
Series A 6.125% 9/1/30	845,000	869,243
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	587,058
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	527,005
Series A 5.125% 5/1/30	3,320,000	3,726,966
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,154,380
Series C 5.625% 7/1/26	2,500,000	2,804,625
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,294,280
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,098,460

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	$1,061,760
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	520,040
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	515,550

		37,331,572

Housing Revenue Bond – 0.31%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,686

		330,686

Lease Revenue Bonds – 5.29%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,264,208
Series A 5.00% 6/1/43	715,000	812,748
Series B 5.00% 3/1/21	250,000	299,203
Series B 5.00% 3/1/27	1,000,000	1,181,850
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,113,580
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	891,722

		5,563,311

Local General Obligation Bonds – 12.73%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	552,525
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,085,480
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,852,922
Hennepin County
Series B 4.00% 12/1/20	500,000	573,915
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,090,150
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	587,216
Series C 5.00% 3/1/28	1,000,000	1,047,190
Minneapolis (Various Purposes)
4.00% 12/1/23	1,500,000	1,590,570
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,165,943

21

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Rochester Waste Water
Series A 5.00% 2/1/22	750,000	$917,527
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	798,165
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,118,030

		13,379,633

Pre-Refunded / Escrowed to Maturity Bonds – 2.44%
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21-15§	1,000,000	1,030,410
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,073,140
Series A 5.75% 7/1/18	400,000	463,124

		2,566,674

Special Tax Revenue Bonds – 3.14%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	414,963
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,293,213
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,122,260
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	468,456

		3,298,892

State General Obligation Bonds – 5.97%
Minnesota
5.00% 8/1/15	2,000,000	2,041,980
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	484,160
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,172,280
Series A 5.00% 8/1/32	1,120,000	1,340,337
Series F 5.00% 10/1/22	1,000,000	1,233,160

		6,271,917

Transportation Revenue Bonds – 5.04%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,361,039
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,135,870
Series B 5.00% 1/1/26	710,000	822,940
Series B 5.00% 1/1/31	750,000	848,107

22

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series D 5.00% 1/1/22 (AMT)	1,000,000	$1,126,500

		5,294,456

Water & Sewer Revenue Bond – 1.37%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,434,490

		1,434,490

Total Municipal Bonds (cost $97,726,975)		103,942,876

	Number of shares

Short-Term Investment – 1.12%

Money Market Mutual Fund – 1.12%
Minnesota Municipal Cash Trust	1,179,091	1,179,091

Total Short-Term Investment (cost $1,179,091)		1,179,091

Total Value of Securities – 100.03% (cost $98,906,066)		$105,121,967

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $414,963, which represents 0.39% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

See accompanying notes, which are an integral part of the financial statements.

23

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.95%

Corporate-Backed Revenue Bonds – 3.85%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,916
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,750,123
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,055,000	2,083,318

		6,536,357

Education Revenue Bonds – 14.03%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	524,075
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,955
Series A 5.00% 7/1/45	230,000	239,428
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43	500,000	539,300
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,070,260
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	455,000	502,811
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	177,510
Series A 5.00% 7/1/44	495,000	525,007
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	823,344
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	1,000,000	1,001,850
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,551,150
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,182,412
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,020,490
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	366,489
Series 7-Q 5.00% 10/1/26	280,000	312,085
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	906,989
(St. Olaf College)
Series 6-O 4.50% 10/1/32	1,000,000	1,048,620
Series 6-O 5.00% 10/1/22	1,000,000	1,072,600
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	813,600

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	$1,575,210
Series 7-A 5.00% 10/1/39	1,000,000	1,126,130
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,505,208
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,716,585
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	1,000,000	1,020,460
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,139,690
Series A 5.25% 12/1/28	1,500,000	1,790,325

		23,816,583

Electric Revenue Bonds – 6.39%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,662,780
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,029,480
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	583,590
Series A 5.00% 12/1/26	360,000	418,889
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	196,002
Series A 5.00% 10/1/28	500,000	589,210
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,113,380
Series A 5.00% 1/1/24	335,000	399,836
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,750,000	2,037,788
Series A 5.00% 1/1/34	450,000	522,099
Series A 5.00% 1/1/40	2,000,000	2,303,600

		10,856,654

Healthcare Revenue Bonds – 42.39%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	712,103

25

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	$1,784,739
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	406,776
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,084,990
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,009,590
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,440
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	870,162
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	203,588
Series A 5.00% 4/1/40	190,000	193,152
Series A 5.00% 4/1/48	185,000	186,761
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	835,597
6.00% 6/15/39	1,000,000	1,120,090
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	190,704
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	780,780
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	455,274
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,008,950
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,326,896
5.25% 5/1/37	1,000,000	1,046,510
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,358,040
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	293,493
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,052,830

26

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	$1,001,110
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	550,374
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,056,410
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,662,015
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	518,570
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,122,750
Series A 7.375% 12/1/41	375,000	423,878
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	190,213
Series A 6.875% 12/1/48	800,000	908,944
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,859,309
Series C 4.50% 11/15/38 •	1,175,000	1,376,266
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	413,655
5.00% 7/1/27	245,000	284,756
5.00% 7/1/28	225,000	260,239
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,197,860
Series A 6.25% 9/1/36	925,000	952,880
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	842,300
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,916
5.00% 9/1/34	105,000	119,240
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,666,080
Series A 5.125% 5/1/30	3,125,000	3,508,063

27

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series B 5.00% 5/1/23	2,000,000	$2,412,880
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	4,005,000	4,625,054
Series C 5.50% 7/1/23	1,000,000	1,129,460
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,116,163
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,046,580
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,030,190
6.00% 11/15/30	1,000,000	1,030,470
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	812,935
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,760,350
Series A 5.15% 11/1/42	775,000	797,560
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,001,100
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,022,100
5.00% 6/1/35	1,000,000	1,005,990
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,825,602
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,559,235
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,029,650
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	282,092
Series A 5.75% 11/1/39	590,000	642,309

28

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 6.00% 5/1/47	920,000	$1,008,541
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,554,795
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,293,850

		71,966,199

Housing Revenue Bonds - 5.38%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	800,616
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	92,490	92,650
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,273,516
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	680,000	682,237
Series I 4.85% 7/1/38 (AMT)	825,000	831,476
Series L 5.10% 7/1/38 (AMT)	1,105,000	1,142,559
Series M 4.875% 7/1/37 (AMT)	1,800,000	1,814,868
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,810
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	753,360

		9,142,092

Lease Revenue Bonds - 3.94%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,011,240
Series A 5.00% 6/1/43	1,000,000	1,136,710
Series B 4.00% 3/1/26	375,000	410,764
Series B 5.00% 3/1/21	250,000	299,203
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,830,134

		6,688,051

Local General Obligation Bonds - 10.49%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,066,220

29

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	$1,153,719
Hennepin County
Series B 5.00% 12/1/23	2,505,000	3,140,017
Mahtomedi Independent School District No 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,208,300
Series A 5.00% 2/1/29	1,000,000	1,199,110
Series A 5.00% 2/1/30	445,000	531,036
Series A 5.00% 2/1/31	1,000,000	1,188,560
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28	1,000,000	1,047,190
Minneapolis (Various Purposes)
4.00% 12/1/23	1,500,000	1,590,570
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,640,940
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,294
5.125% 12/1/24	205,000	205,736
5.25% 12/1/26	1,540,000	1,545,390
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,677,045

		17,806,127

Pre-Refunded Bonds - 1.77%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,229,637
Minnesota
Series A 5.00% 10/1/24-21§	15,000	18,321
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	423,220
Series A 6.00% 4/1/41-16§	1,250,000	1,325,287

		2,996,465

Special Tax Revenue Bonds - 6.54%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,114,000
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,673,370
Series B 5.00% 12/15/24	1,000,000	1,114,000

30

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	$1,211,383
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	201,584
4.00% 3/1/30	260,000	257,249
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	779,450
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	502,980
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	709,394
4.00% 3/1/27	650,000	652,035
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,117,920
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,071,360
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	702,684

		11,107,409

State General Obligation Bonds - 2.05%
Minnesota
Series A Unrefunded 5.00% 10/1/24	985,000	1,185,241
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,291,738

		3,476,979

Transportation Revenue Bonds - 2.12%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,175,530
Subordinate Series B 5.00% 1/1/29	2,130,000	2,418,530

		3,594,060

Total Municipal Bonds (cost $159,391,690)		167,986,976

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value (U.S. $)

Short-Term Investments – 0.77%

Money Market Mutual Fund - 0.18%
Minnesota Municipal Cash Trust	312,522	$312,522

		312,522

	Principal amount°
Variable Rate Demand Note - 0.59%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Facilities (Children’s Health Care)
0.01% 8/15/25 (AGM) (SPA-U.S. Bank N.A.)	1,000,000	1,000,000

		1,000,000

Total Short-Term Investments (cost $1,312,522)		1,312,522

Total Value of Securities – 99.72%
(cost $160,704,212)		$169,299,498

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $2,605,052, which represents 1.53% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association Collateral

NATL-RE – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

32

Statements of assets and liabilities

February 28, 2015 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Assets:
Investments, at value[1]	$558,854,325	$103,942,876	$167,986,976
Short-term investments, at value[2]	414,058	1,179,091	1,312,522
Cash	—	—	180,166
Interest receivable	7,397,181	1,123,867	2,116,373
Receivable for fund shares sold	245,842	52,152	306,894
Receivable for securities sold	—	—	5,042

Total assets	566,911,406	106,297,986	171,907,973

Liabilities:
Cash overdraft	129,173	19	—
Payable for securities purchased	916,570	916,570	1,814,630
Distributions payable	318,871	48,832	92,410
Payable for fund shares redeemed	248,353	131,196	46,684
Investment management fees payable	193,656	38,011	59,772
Other accrued expenses	147,742	50,468	63,235
Distribution fees payable to affiliates	128,568	19,840	48,894
Other affiliates payable	20,824	4,860	8,775
Trustees’ fees and expenses payable	3,114	572	925

Total liabilities	2,106,871	1,210,368	2,135,325

Total Net Assets	$564,804,535	$105,087,618	$169,772,648

Net Assets Consist of:
Paid-in capital	$527,139,502	$99,071,907	$166,377,273
Undistributed (distributions in excess of)net investment income	(189,227)	(790)	11,520
Accumulated net realized loss on investments	(3,872,834)	(199,400)	(5,211,431)
Net unrealized appreciation of investments	41,727,094	6,215,901	8,595,286

Total Net Assets	$564,804,535	$105,087,618	$169,772,648

33

Statements of assets and liabilities

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Asset Value
Class A:
Net assets	$495,571,180	$90,077,337	$124,222,457
Shares of beneficial interest outstanding, unlimited authorization, no par	38,909,496	7,941,393	11,348,303
Net asset value per share	$12.74	$11.34	$10.95
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.34	$11.66	$11.47

Class C:
Net assets	$43,836,670	$12,364,405	$32,772,700
Shares of beneficial interest outstanding, unlimited authorization, no par	3,430,823	1,087,766	2,988,077
Net asset value per share	$12.78	$11.37	$10.97

Institutional Class:
Net assets	$25,396,685	$2,645,876	$12,777,491
Shares of beneficial interest outstanding, unlimited authorization, no par	1,994,610	233,158	1,167,711
Net asset value per share	$12.73	$11.35	$10.94

[1] Investments, at cost	$517,127,231	$97,726,975	$159,391,690
[2] Short-term investments, at cost	414,058	1,179,091	1,312,522

See accompanying notes, which are an integral part of the financial statements.

34

Statements of operations

Six months ended February 28, 2015 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$12,281,789	$1,990,790	$3,632,264
Expenses:
Management fees	1,521,009	260,717	449,077
Distribution expenses — Class A	618,019	111,730	150,427
Distribution expenses — Class B	340	—	387
Distribution expenses — Class C	208,833	61,642	160,986
Dividend disbursing and transfer agent fees and expenses	195,576	40,516	63,076
Accounting and administration expenses	90,748	16,936	26,514
Reports and statements to shareholders	52,515	14,606	17,282
Legal fees	33,272	6,946	8,728
Registration fees	25,088	12,935	9,448
Audit and tax	19,445	19,445	19,445
Trustees’ fees and expenses	12,972	2,419	3,788
Custodian fees	12,646	2,467	4,052
Other	19,292	7,520	9,625

	2,809,755	557,879	922,835
Less expenses waived	(189,674)	(20,085)	(81,438)
Less waived distribution expenses — Class A	—	(44,692)	—
Less waived distribution expenses — Class B	(262)	—	(298)
Less expense paid indirectly	(74)	(13)	(21)

Total operating expenses	2,619,745	493,089	841,078

Net Investment Income	9,662,044	1,497,701	2,791,186

Net Realized and Unrealized Gain
Net realized gain on investments	182,054	141,270	92,491
Net change in unrealized appreciation (depreciation) of investments	2,821,439	45,622	848,798

Net Realized and Unrealized Gain	3,003,493	186,892	941,289

Net Increase in Net Assets Resulting from Operations	$12,665,537	$1,684,593	$3,732,475

See accompanying notes, which are an integral part of the financial statements.

35

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,662,044	$20,112,380
Net realized gain (loss)	182,054	(4,216,461)
Net change in unrealized appreciation (depreciation)	2,821,439	37,898,163

Net increase in net assets resulting from operations	12,665,537	53,794,082

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,640,071)	(18,743,216)
Class B	(1,251)	(26,624)
Class C	(572,467)	(1,173,105)
Institutional Class	(422,052)	(120,985)

Net realized gain:
Class A	—	(1,519,482)
Class B	—	(2,735)
Class C	—	(120,598)

	(9,635,841)	(21,706,745)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,704,926	23,900,452
Class C	3,857,442	4,208,245
Institutional Class	8,634,411	17,420,134

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,082,092	16,665,158
Class B	934	23,343
Class C	518,610	1,158,509
Institutional Class	395,783	102,271

	32,194,198	63,478,112

36

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,965,502)	$(107,570,429)
Class B	(457,631)	(752,262)
Class C	(2,367,260)	(9,063,484)
Institutional Class	(1,303,083)	(166,057)

	(33,093,476)	(117,552,232)

Decrease in net assets derived from capital share transactions	(899,278)	(54,074,120)

Net Increase (Decrease) in Net Assets	2,130,418	(21,986,783)

Net Assets:
Beginning of period	562,674,117	584,660,900

End of period	$564,804,535	$562,674,117

Distributions in excess of net investment income	$(189,227)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

37

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,497,701	$3,069,712
Net realized gain (loss)	141,270	(340,570)
Net change in unrealized appreciation (depreciation)	45,622	4,951,173

Net increase in net assets resulting from operations	1,684,593	7,680,315

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,326,683)	(2,754,465)
Class C	(130,754)	(303,742)
Institutional Class	(40,269)	(11,542)

Net realized gain:
Class A	—	(78,152)
Class C	—	(12,741)

	(1,497,706)	(3,160,642)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,998,541	13,175,028
Class C	678,348	1,244,117
Institutional Class	411,415	2,551,083

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,192,730	2,527,475
Class C	121,275	294,351
Institutional Class	39,243	9,474

	9,441,552	19,801,528

38

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,843,509)	$(19,151,079)
Class C	(1,108,534)	(4,017,165)
Institutional Class	(187,274)	(202,713)

	(10,139,317)	(23,370,957)

Decrease in net assets derived from capital share transactions	(697,765)	(3,569,429)

Net Increase (Decrease) in Net Assets	(510,878)	950,244

Net Assets:
Beginning of period	105,598,496	104,648,252

End of period	$105,087,618	$105,598,496

Distributions in excess of net investment income	$(790)	$(785)

See accompanying notes, which are an integral part of the financial statements.

39

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,791,186	$5,632,781
Net realized gain (loss)	92,491	(2,149,197)
Net change in unrealized appreciation (depreciation)	848,798	11,247,335

Net increase in net assets resulting from operations	3,732,475	14,730,919

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,129,014)	(4,582,286)
Class B	(1,495)	(31,645)
Class C	(449,279)	(969,612)
Institutional Class	(199,878)	(27,089)

	(2,779,666)	(5,610,632)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,913,872	18,470,038
Class C	2,138,893	3,069,486
Institutional Class	6,521,542	6,561,505

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,699,055	3,678,088
Class B	1,373	28,590
Class C	402,629	869,107
Institutional Class	196,337	21,519

	22,873,701	32,698,333

40

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,129,905)	$(31,473,375)
Class B	(525,869)	(886,465)
Class C	(2,238,604)	(6,688,975)
Institutional Class	(476,504)	(154,969)

	(12,370,882)	(39,203,784)

Increase (decrease) in net assets derived from capital share transactions	10,502,819	(6,505,451)

Net Increase in Net Assets	11,455,628	2,614,836

Net Assets:
Beginning of period	158,317,020	155,702,184

End of period	$169,772,648	$158,317,020

Undistributed net investment income	$11,520	$—

See accompanying notes, which are an integral part of the financial statements.

41

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.670	$11.970	$13.030	$12.480	$12.730	$12.180

0.221	0.445	0.445	0.487	0.492	0.484
0.069	0.734	(0.973)	0.660	(0.198)	0.550

0.290	1.179	(0.528)	1.147	0.294	1.034

(0.220)	(0.444)	(0.445)	(0.488)	(0.492)	(0.484)
—	(0.035)	(0.087)	(0.109)	(0.052)	—

(0.220)	(0.479)	(0.532)	(0.597)	(0.544)	(0.484)

$12.740	$12.670	$11.970	$13.030	$12.480	$12.730

2.31%	10.03%	(4.24% )	9.41%	2.50%	8.66%

$495,571	$503,072	$540,533	$577,061	$538,170	$586,651
0.89%	0.90%	0.90%	0.90%	0.91%	0.93%
0.96%	0.95%	0.95%	0.92%	0.93%	0.93%
3.51%	3.61%	3.47%	3.81%	4.02%	3.89%
3.44%	3.56%	3.42%	3.79%	4.00%	3.89%
7%	10%	16%	16%	12%	20%

43

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

44

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.710	$12.010	$13.070	$12.520	$12.780	$12.220

0.175	0.354	0.350	0.392	0.401	0.392
0.069	0.734	(0.973)	0.660	(0.207)	0.560

0.244	1.088	(0.623)	1.052	0.194	0.952

(0.174)	(0.353)	(0.350)	(0.393)	(0.402)	(0.392)
—	(0.035)	(0.087)	(0.109)	(0.052)	—

(0.174)	(0.388)	(0.437)	(0.502)	(0.454)	(0.392)

$12.780	$12.710	$12.010	$13.070	$12.520	$12.780

1.93%	9.19%	(4.93% )	8.58%	1.66%	7.91%

$43,837	$41,612	$42,985	$41,368	$34,425	$38,981
1.64%	1.65%	1.65%	1.65%	1.66%	1.68%
1.71%	1.70%	1.70%	1.67%	1.68%	1.68%
2.76%	2.86%	2.72%	3.06%	3.27%	3.14%
2.69%	2.81%	2.67%	3.04%	3.25%	3.14%
7%	10%	16%	16%	12%	20%

45

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$12.660	$12.070

Income from investment operations:
Net investment income[3]	0.237	0.336
Net realized and unrealized gain	0.069	0.589

Total from investment operations	0.306	0.925

Less dividends and distributions from:
Net investment income	(0.236)	(0.335)

Total dividends and distributions	(0.236)	(0.335)

Net asset value, end of period	$12.730	$12.660

Total return[4]	2.43%	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,397	$17,533
Ratio of expenses to average net assets	0.64%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.70%
Ratio of net investment income to average net assets	3.76%	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.69%	3.79%
Portfolio turnover	7%	10% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

46

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.320	$10.840	$11.530	$11.130	$11.290	$10.820

0.167	0.342	0.330	0.355	0.375	0.376
0.020	0.490	(0.675)	0.400	(0.160)	0.469

0.187	0.832	(0.345)	0.755	0.215	0.845

(0.167)	(0.342)	(0.330)	(0.355)	(0.375)	(0.375)
—	(0.010)	(0.015)	—	—	—

(0.167)	(0.352)	(0.345)	(0.355)	(0.375)	(0.375)

$11.340	$11.320	$10.840	$11.530	$11.130	$11.290

1.66%	7.79%	(3.09% )	6.88%	2.02%	7.96%

$90,077	$90,571	$90,110	$97,032	$87,924	$96,568
0.85%	0.84%	0.84%	0.84%	0.84%	0.82%
0.99%	0.98%	0.97%	0.94%	0.95%	0.96%
2.97%	3.08%	2.89%	3.12%	3.43%	3.42%
2.83%	2.94%	2.76%	3.02%	3.32%	3.28%
9%	14%	17%	21%	24%	22%

49

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.350	$10.860	$11.560	$11.160	$11.320	$10.840

0.119	0.249	0.233	0.259	0.283	0.283
0.020	0.500	(0.685)	0.400	(0.160)	0.479

0.139	0.749	(0.452)	0.659	0.123	0.762

(0.119)	(0.249)	(0.233)	(0.259)	(0.283)	(0.282)
—	(0.010)	(0.015)	—	—	—

(0.119)	(0.259)	(0.248)	(0.259)	(0.283)	(0.282)

$11.370	$11.350	$10.860	$11.560	$11.160	$11.320

1.23%	6.96%	(3.99% )	5.96%	1.16%	7.14%

$12,365	$12,651	$14,538	$16,210	$13,949	$14,649
1.70%	1.69%	1.69%	1.69%	1.69%	1.67%
1.74%	1.73%	1.72%	1.69%	1.70%	1.71%
2.12%	2.23%	2.04%	2.27%	2.58%	2.57%
2.08%	2.19%	2.01%	2.27%	2.57%	2.53%
9%	14%	17%	21%	24%	22%

51

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.330	$10.950

Income from investment operations:
Net investment income[3]	0.176	0.255
Net realized and unrealized gain	0.020	0.380

Total from investment operations	0.196	0.635

Less dividends and distributions from:
Net investment income	(0.176)	(0.255)

Total dividends and distributions	(0.176)	(0.255)

Net asset value, end of period	$11.350	$11.330

Total return[4]	1.74%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,646	$2,376
Ratio of expenses to average net assets	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.73%
Ratio of net investment income to average net assets	3.12%	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.08%	3.17%
Portfolio turnover	9%	14% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

52

This page intentionally left blank.

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.880	$10.250	$11.080	$10.490	$10.710	$9.910

0.193	0.404	0.399	0.420	0.430	0.415
0.069	0.628	(0.831)	0.596	(0.222)	0.798

0.262	1.032	(0.432)	1.016	0.208	1.213

(0.192)	(0.402)	(0.398)	(0.426)	(0.428)	(0.413)

(0.192)	(0.402)	(0.398)	(0.426)	(0.428)	(0.413)

$10.950	$10.880	$10.250	$11.080	$10.490	$10.710

2.42%	10.25%	(4.06% )	9.86%	2.12%	12.46%

$124,222	$119,044	$121,232	$124,717	$108,830	$119,038
0.90%	0.89%	0.89%	0.89%	0.91%	0.93%
1.00%	0.99%	0.99%	0.97%	0.98%	0.98%
3.55%	3.82%	3.64%	3.89%	4.20%	4.02%
3.45%	3.72%	3.54%	3.81%	4.13%	3.97%
9%	15%	14%	13%	5%	11%

55

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.900	$10.270	$11.100	$10.510	$10.730	$9.930

0.153	0.326	0.318	0.340	0.354	0.338
0.069	0.628	(0.832)	0.596	(0.222)	0.798

0.222	0.954	(0.514)	0.936	0.132	1.136

(0.152)	(0.324)	(0.316)	(0.346)	(0.352)	(0.336)

(0.152)	(0.324)	(0.316)	(0.346)	(0.352)	(0.336)

$10.970	$10.900	$10.270	$11.100	$10.510	$10.730

2.04%	9.41%	(4.77% )	9.03%	1.36%	11.61%

$32,773	$32,279	$33,140	$33,432	$26,718	$28,727
1.65%	1.64%	1.64%	1.64%	1.66%	1.68%
1.75%	1.74%	1.74%	1.72%	1.73%	1.73%
2.80%	3.07%	2.89%	3.14%	3.45%	3.27%
2.70%	2.97%	2.79%	3.06%	3.38%	3.22%
9%	15%	14%	13%	5%	11%

57

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$10.880	$10.350

Income from investment operations:
Net investment income[3]	0.206	0.312
Net realized and unrealized gain	0.059	0.528

Total from investment operations	0.265	0.840

Less dividends and distributions from:
Net investment income	(0.205)	(0.310)

Total dividends and distributions	(0.205)	(0.310)

Net asset value, end of period	$10.940	$10.880

Total return[4]	2.46%	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,778	$6,470
Ratio of expenses to average net assets	0.65%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%
Ratio of net investment income to average net assets	3.80%	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.70%	3.94%
Portfolio turnover	9%	15% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

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Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds	February 28, 2015 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007, Sept. 25, 2014, and May 31, 2013, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

59

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014) and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of

60

investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown as “Less expense paid indirectly.” For the six months ended Feb. 28, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$74	$13	$21

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages

61

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

of each Fund’s average daily net assets from Sept. 1, 2014 through Feb. 28, 2015.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,278	$2,478	$3,880

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Funds. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Funds under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

*	The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015. Prior to Dec. 29, 2014, Delaware Tax-Free Minnesota Fund’s contractual waiver was 0.65%.

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For the six months ended Feb. 28, 2015, the amounts charged for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$58,820	$10,977	$17,186

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of average daily net assets from Sept. 1, 2014 through Sept. 25, 2014. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares to 0.15% of average daily net assets from Sept. 1, 2014 through Feb. 28, 2015*. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$7,805	$1,451	$2,267

For the six months ended Feb. 28, 2015, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$26,514	$5,139	$6,381

For the six months ended Feb. 28, 2015, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

*	The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015.

63

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$ 694	$ —	$1,820
Class C	1,616	193	482

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$37,019,882	$9,323,622	$23,236,689
Sales	40,638,253	9,887,624	14,023,637

At Feb. 28, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$517,357,341	$98,906,146	$160,560,792

Aggregate unrealized appreciation	$42,153,898	$6,218,859	$8,829,130
Aggregate unrealized depreciation	(242,856)	(3,038)	(90,424)

Net unrealized appreciation	$41,911,042	$6,215,821	$8,738,706

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those described below, capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
Year of expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the

64

Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act at are as follows:

	Loss carryforward character

	Short-term	Long-term
Delaware Tax-Free Minnesota Fund	$2,102,768	$2,112,619
Delaware Tax-Free Minnesota Intermediate Fund	309,590	31,005
Delaware Minnesota High-Yield Municipal Bond Fund	762,980	1,616,324

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are

65

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Delaware Tax-Free Minnesota Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$558,854,325	$558,854,325
Short-Term Investments	414,058	—	414,058

Total	$414,058	$558,854,325	$559,268,383

	Delaware Tax-Free Minnesota Intermediate Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$103,942,876	$103,942,876
Short-Term Investments	1,179,091	—	1,179,091

Total	$1,179,091	$103,942,876	$105,121,967

	Delaware Minnesota High-Yield Municipal Bond Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$167,986,976	$167,986,976
Short-Term Investments[1]	312,522	1,000,000	1,312,522

Total	$312,522	$168,986,976	$169,299,498

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for each Fund:

Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	23.81%
Level 2	76.19%

Total	100.00%

During the six months ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Shares sold:
Class A	919,442	1,943,462	615,172	1,190,344	1,089,787	1,749,743
Class C	301,728	338,752	59,657	112,022	195,223	288,536
Institutional Class	681,289	1,389,451	36,414	227,004	598,555	607,167

Shares issued upon reinvestment of dividends and distributions:
Class A	557,430	1,352,756	105,259	227,528	155,497	347,473
Class B	74	1,901	—	—	126	2,708
Class C	40,690	93,759	10,682	26,463	36,778	81,961
Institutional Class	31,151	8,142	3,461	840	17,968	1,989

	2,531,804	5,128,223	830,645	1,784,201	2,093,934	3,079,577

Shares redeemed:
Class A	(2,279,125)	(8,748,013)	(778,624)	(1,730,738)	(836,655)	(2,982,941)
Class B	(36,119)	(61,275)	—	—	(48,250)	(84,153)
Class C	(185,880)	(738,325)	(97,625)	(361,678)	(204,408)	(636,359)
Institutional Class	(102,229)	(13,194)	(16,512)	(18,049)	(43,573)	(14,395)

	(2,603,353)	(9,560,807)	(892,761)	(2,110,465)	(1,132,886)	(3,717,848)

Net increase (decrease)	(71,549)	(4,432,584)	(62,116)	(326,264)	961,048	(638,271)

For the six months ended Feb. 28, 2015 and the year ended Aug. 31, 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions, and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended			Year ended
	2/28/15			8/31/14
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free Minnesota Fund	28,929	28,957	$366,598	30,058	31,113	$371,303
Delaware Minnesota High-Yield Municipal Bond Fund	23,383	23,431	254,934	23,300	23,364	245,373

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and the “Statements of changes in net assets.” For the six months ended Feb. 28, 2015, the Funds had the following exchange transactions:

67

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

4. Capital Shares (continued)

Delaware Tax-Free Minnesota Fund

Exchange Redemptions			Exchange Subscriptions

Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
—	2,255	$29,023	2,266	$29,023

Delaware Tax-Free Minnesota Intermediate Fund

Exchange Redemptions			Exchange Subscriptions

Class A Shares	Class C Shares	Value	Class A Shares	Value
—	1,832	$20,911	1,838	$20,911

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Feb. 28, 2015, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2015, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

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Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

9.92%	11.08%	6.14%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a

69

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Geographic, Credit, and Market Risks (continued)

fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2015, there were no Rule 144A securities held by the Funds. Illiquid securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on each Fund’s financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015, that would require recognition or disclosure in the Funds’ financial statements.

70

About the organization

Board of trustees

Patrick P. Coyne

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

Summit, NJ

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

71

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2014 to Feb. 28, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,030.20	0.81%	$4.08
Class C	1,000.00	1,025.50	1.57%	7.88
Institutional Class	1,000.00	1,031.40	0.57%	2.87

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,016.20	0.76%	$3.80
Class C	1,000.00	1,012.00	1.61%	8.03
Institutional Class	1,000.00	1,017.00	0.61%	3.05

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.03	0.76%	$3.81
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,043.70	0.86%	$4.36
Class C	1,000.00	1,038.70	1.61%	8.14
Institutional Class	1,000.00	1,044.70	0.61%	3.09

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	97.11%
Corporate Revenue Bonds	12.27%
Education Revenue Bonds	11.39%
Electric Revenue Bonds	4.18%
Healthcare Revenue Bonds	11.01%
Housing Revenue Bonds	1.19%
Lease Revenue Bonds	3.09%
Local General Obligation Bonds	6.89%
Pre-Refunded/Escrowed to Maturity Bonds	7.93%
Special Tax Revenue Bonds	13.53%
State General Obligation Bonds	6.32%
Transportation Revenue Bonds	13.22%
Water & Sewer Revenue Bonds	6.09%

Short-Term Investments	2.56%

Total Value of Securities	99.67%

Receivables and Other Assets Net of Liabilities	0.33%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets

Alabama	0.90%
Alaska	0.58%
Arizona	1.88%
California	11.79%
Colorado	1.76%
Connecticut	0.86%
Florida	1.61%
Georgia	2.63%
Illinois	3.94%
Indiana	1.27%
Kansas	0.24%
Louisiana	1.17%
Maryland	2.09%
Massachusetts	2.92%
Michigan	0.06%
Minnesota	1.45%
Mississippi	0.29%
Missouri	4.15%
Nevada	0.72%

State / territory	Percentage of net assets

New Jersey	7.91%
New Mexico	0.08%
New York	20.21%
North Carolina	3.35%
North Dakota	0.29%
Ohio	3.06%
Oklahoma	3.00%
Oregon	0.30%
Pennsylvania	3.54%
Texas	12.01%
U.S. Virgin Islands	0.23%
Utah	0.27%
Virginia	3.49%
Washington	0.55%
West Virginia	0.59%
Wisconsin	0.48%

Total	99.67%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.03%
Corporate Revenue Bonds	10.66%
Education Revenue Bonds	7.51%
Electric Revenue Bonds	2.31%
Healthcare Revenue Bonds	10.19%
Housing Revenue Bonds	0.26%
Lease Revenue Bonds	4.03%
Local General Obligation Bonds	4.81%
Pre-Refunded/Escrowed to Maturity Bonds	5.36%
Resource Recovery Revenue Bonds	0.20%
Special Tax Revenue Bonds	15.68%
State General Obligation Bonds	17.45%
Transportation Revenue Bonds	16.06%
Water & Sewer Revenue Bonds	4.51%

Short-Term Investments	0.84%

Total Value of Securities	99.87%

Receivables and Other Assets Net of Liabilities	0.13%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets

Arizona	4.35%
California	14.16%
Colorado	0.12%
Connecticut	1.44%
Delaware	0.79%
Florida	0.75%
Georgia	3.15%
Guam	0.42%
Hawaii	0.76%
Idaho	0.95%
Illinois	13.45%
Indiana	0.10%
Kansas	0.18%
Louisiana	4.58%
Maryland	2.84%
Massachusetts	1.10%
Minnesota	6.56%
Mississippi	0.70%

State / territory	Percentage of net assets

Missouri	1.10%
Nevada	0.49%
New Jersey	4.64%
New York	17.62%
North Carolina	1.02%
North Dakota	0.26%
Ohio	1.42%
Oregon	2.09%
Pennsylvania	4.65%
Tennessee	0.95%
Texas	11.37%
Virginia	5.12%
Washington	1.46%
Wisconsin	1.28%

Total	99.87%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	98.04%
Corporate Revenue Bonds	21.78%
Education Revenue Bonds	14.09%
Electric Revenue Bonds	0.46%
Healthcare Revenue Bonds	23.60%
Housing Revenue Bonds	1.29%
Lease Revenue Bonds	5.89%
Local General Obligation Bonds	2.76%
Pre-Refunded Bonds	1.79%
Resource Recovery Revenue Bonds	0.63%
Special Tax Revenue Bonds	8.32%
State General Obligation Bonds	3.26%
Transportation Revenue Bonds	10.57%
Water & Sewer Revenue Bonds	3.60%

Short-Term Investments	2.23%

Total Value of Securities	100.27%

Liabilities Net of Receivables and Other Assets	(0.27%)

Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets

Alabama	3.09%
Alaska	0.22%
Arizona	4.97%
California	13.92%
Colorado	1.34%
Connecticut	0.12%
District of Columbia	0.85%
Florida	4.58%
Georgia	0.97%
Hawaii	1.71%
Idaho	0.93%
Illinois	3.64%
Indiana	1.10%
Iowa	0.29%
Kansas	0.72%
Kentucky	1.49%
Louisiana	2.90%
Maine	0.22%

State / territory	Percentage of net assets

Maryland	4.15%
Massachusetts	1.20%
Michigan	1.40%
Minnesota	3.31%
Mississippi	0.33%
Missouri	0.70%
Nevada	0.53%
New Hampshire	0.17%
New Jersey	4.98%
New Mexico	0.06%
New York	13.14%
North Carolina	0.59%
North Dakota	0.29%
Ohio	4.83%
Oklahoma	0.24%
Oregon	0.64%
Pennsylvania	8.13%
South Carolina	0.11%
Tennessee	0.28%
Texas	7.30%
Utah	0.25%
Vermont	0.13%
Virginia	1.62%
Washington	0.53%
West Virginia	0.70%
Wisconsin	1.36%
Wyoming	0.24%

Total	100.27%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.11%

Corporate Revenue Bonds – 12.27%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	5,225,000	$4,344,117
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (Exempt Facilities National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	1,813,819
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	735,000	834,504
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	9,285,000	7,983,893
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,297,218
Houston, Texas Airport System Revenue (United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,727,536
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28	6,000,000	7,047,660
6.25% 6/1/24	6,810,000	7,316,528
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,964,775
Maryland Economic Development Corporation Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,771,799
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,457,366
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	1,515,000	1,597,325
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,547,801
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)—	2,000,000	2,174,640
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,149,760
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,516,935

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	1,875,000	$1,979,794
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,103,140
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	3,000,000	3,469,890
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,186,555
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	4,765,000	3,725,849
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,198,318

		71,209,222

Education Revenue Bonds – 11.39%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	5,736,444
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,540,805
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,399,660
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,704,080
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/39	805,000	894,484
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	2,227,163
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,470,354
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,851,900
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29	5,000,000	5,838,850
Series A 5.50% 11/15/36	4,515,000	5,239,387

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	$5,576,100
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,777,841
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/39	2,290,000	2,585,983
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,390,960
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,360,000	1,484,182
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,583,373
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,784,025

		66,085,591

Electric Revenue Bonds – 4.18%
California State Department of Water Resources Series L 5.00% 5/1/17	910,000	1,000,390
Series L 5.00% 5/1/20	5,000,000	5,953,800
City Public Service Board of San Antonio, Texas 5.00% 2/1/22	5,040,000	6,107,825
5.25% 2/1/24	7,000,000	8,810,200
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,430,000	1,603,488
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	750,000	815,467

		24,291,170

Healthcare Revenue Bonds – 11.01%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,259,440
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,040,000	2,453,426
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,291,288
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,154,919
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,856,425

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	$3,510,420
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,341,220
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,581,506
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,266,157
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.25% 1/1/40	3,000,000	3,049,380
6.00% 2/1/21	2,710,000	2,716,450
New York State Dormitory Authority Revenue Non State Supported Debt (North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,378,930
(Orange Regional Medical Center) 6.25% 12/1/37	2,250,000	2,479,050
6.50% 12/1/21	2,745,000	3,130,837
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,688,746
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,384,956
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,193,360
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	3,012,450
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,717,480
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	120,000	137,318
Series A 7.50% 6/1/49	610,000	699,487
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,670,023

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	$2,441,140
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,092,900
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,397,495

		63,904,803

Housing Revenue Bonds – 1.19%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,655,000	5,203,499
Williston, North Dakota (Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,707,512

		6,911,011

Lease Revenue Bonds – 3.09%
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,890,000	3,223,766
Series GG 5.75% 9/1/23	1,000,000	1,165,770
New York City, New York Industrial Development Agency Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,862,885
New York Liberty Development (Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,000,000	2,110,100
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	4,155,000	4,660,747
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,278,630
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,620,024

		17,921,922

Local General Obligation Bonds – 6.89%
Arlington County, Virginia Series D 5.00% 8/1/17	2,000,000	2,214,240
Fairfax County, Virginia (Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,561,590
Georgetown, Texas Independent School District (School Building) 5.00% 8/15/24 (PSF)	1,430,000	1,674,058

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Georgetown, Texas Independent School District (School Building) 5.00% 8/15/26 (PSF)	1,000,000	$1,167,260
Katy, Texas Independent School District Series A 5.00% 2/15/45 (PSF)	2,500,000	2,942,100
New York City, New York Series A 5.00% 8/1/19	2,690,000	3,119,351
Series I-1 5.375% 4/1/36	5,000,000	5,752,100
Series J 5.00% 8/1/17	3,000,000	3,321,210
Subseries D-1 5.00% 10/1/36	6,500,000	7,360,860
Prince George’s County, Maryland (Consolidated Public Improvement) Series C 5.00% 8/1/17	1,700,000	1,882,104

		39,994,873

Pre-Refunded/Escrowed to Maturity Bonds – 7.93%
Brevard County, Florida Health Facilities Authority Health Care Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	5,025,356
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,135,425
California State Economic Recovery Series A 5.25% 7/1/21-19§	3,130,000	3,708,048
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	165,000	170,968
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,220,431
Maryland State & Local Facilities Loan Capital Improvement Second Series 5.00% 8/1/17-16§	935,000	997,187
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24-16§	7,000,000	7,385,210
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,817,155
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/24-18§	2,930,000	3,355,377
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,396,129
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	1,155,000	1,308,615

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)§	450,000	$495,473

		46,015,374

Special Tax Revenue Bonds – 13.53%
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,859,869
Denver, Colorado Convention Center Hotel Authority Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,343,876
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	1,655,000	1,413,072
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,105,000	1,108,050
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	50,000	50,245
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,610,631
Nevada State 5.00% 6/1/17	1,700,000	1,868,793
New Jersey Economic Development Authority Revenue 5.00% 6/15/25	3,000,000	3,374,640
5.00% 6/15/28	2,695,000	2,973,879
New Jersey Transportation Trust Fund Authority Series B 5.00% 6/15/21	3,235,000	3,676,092
Series B 5.50% 6/15/31	10,000,000	11,530,300
New Mexico Finance Authority (Senior Lien) 4.00% 6/15/16	440,000	461,278
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,196,440
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011 Series A-1 5.00% 11/1/42	10,000,000	11,480,600
Series C 5.25% 11/1/25	6,000,000	7,267,920
Series D 5.00% 2/1/26	3,000,000	3,516,960
New York State Dormitory Authority (Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,089,350

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	$6,844,320
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,123,750
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,180,000	2,361,136
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	1,935,000	1,394,148

		78,545,349

State General Obligation Bonds – 6.32%
California State 5.00% 2/1/17	630,000	684,508
5.25% 11/1/40	3,795,000	4,447,095
Various Purposes 5.00% 9/1/22	2,180,000	2,668,603
5.00% 11/1/43	3,000,000	3,440,490
5.00% 10/1/44	2,420,000	2,792,486
6.00% 4/1/38	4,060,000	4,875,979
6.50% 4/1/33	2,570,000	3,139,127
Connecticut State Series E 5.00% 12/15/17	900,000	975,618
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,582,813
Washington State (Various Purposes) Series R - 2010A 5.00% 1/1/17	990,000	1,071,497

		36,678,216

Transportation Revenue Bonds – 13.22%
Bay Area, California Toll Authority Series S-6 5.00% 10/1/54	3,000,000	3,370,650
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	6,014,032
Central Texas Turnpike System Series C 5.00% 8/15/42	2,225,000	2,450,481
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,504,802
New Jersey Transportation Trust Fund Authority (Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,647,500

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue (First Tier) Series A 6.00% 1/1/24	415,000	$464,580
(Second Tier) Series F 5.75% 1/1/38	6,130,000	6,789,281
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) 4.125% 12/31/38 (AMT)	1,875,000	1,846,350
5.00% 12/31/38 (AMT)	3,085,000	3,405,408
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,091,222
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	4,735,000	5,588,200
6.50% 12/1/28	5,500,000	5,737,765
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	7,056,894
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure) 7.00% 6/30/40	5,715,000	6,922,237
7.50% 6/30/33	1,560,000	1,939,298
(NTE Mobility Partners) 6.75% 6/30/43 (AMT)	2,490,000	3,052,391
6.875% 12/31/39	5,500,000	6,551,875
7.00% 12/31/38 (AMT)	1,830,000	2,287,976

		76,720,942

Water & Sewer Revenue Bonds – 6.09%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,609,955
Jefferson County, Alabama Sewer Revenue (Sub Lien Warrants) Series D 6.50% 10/1/53	4,500,000	5,239,125
Metropolitan Water Reclamation District of Greater Chicago, Illinois (Capital Improvement) Series C 5.00% 12/1/16	440,000	474,857
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,602,640
(Second Generation Fiscal 2013) Series CC 5.00% 6/15/47	1,975,000	2,239,176
(Second Generation Resolution Fiscal 2014) Series BB 5.00% 6/15/46	5,000,000	5,672,700
(Second Generation) Series BB 5.00% 6/15/47	4,000,000	4,506,560

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	$5,979,950

		35,324,963

Total Municipal Bonds (cost $506,399,603)		563,603,436

Short-Term Investments – 2.56%

Variable Rate Demand Notes – 2.56%¤
California Pollution Control Financing Authority (Air Products) 0.01% 3/1/41	4,200,000	4,200,000
(Pacific Gas & Electric) Series C 0.01% 11/1/26 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Connecticut State Health & Educational Facility Authority (Yale University) Series V-2 0.01% 7/1/36	600,000	600,000
Jackson County, Mississippi (Chevron USA Inc. Project) 0.01% 6/1/23	710,000	710,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
(Children’s) Series B 0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	3,425,000	3,425,000
Mississippi Business Finance (Chevron USA Inc. Project) Series C 0.01% 12/1/30	1,000,000	1,000,000
University of Michigan Series D-1 0.01% 12/1/24	345,000	345,000
Village of Romeoville, Illinois (Lewis University) 0.01% 10/1/36 (LOC - Wells Fargo Bank N.A.)	2,100,000	2,100,000

Total Short-Term Investments (cost $14,880,000)		14,880,000

Total Value of Securities – 99.67% (cost $521,279,603)		$578,483,436

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $6,770,847, which represents 1.17% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

Schedules of investments

Delaware Tax-Free USA Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.03%

Corporate Revenue Bonds – 10.66%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$2,482,185
Build NYC Resource, New York (Pratt Paper Inc. Project) 144A 4.50% 1/1/25 (AMT)#	1,200,000	1,302,276
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,681,599
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,015,000	1,152,411
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 4.50% 6/1/27	11,385,000	11,090,015
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,068,477
Houston, Texas Airport System Revenue (United Airlines Inc. Terminal E Project) 4.75% 7/1/24 (AMT)	1,500,000	1,634,550
Illinois Railsplitter Tobacco Settlement Authority 5.25% 6/1/20	7,160,000	8,384,646
6.25% 6/1/24	7,500,000	8,057,850
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	808,575
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 —	6,000,000	6,768,480
Maryland Economic Development Corporation Pollution Control Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,274,705
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,114,978
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	3,025,000	3,189,379
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,143,109
Nez Perce County, Idaho (Potlatch Project) 6.00% 10/1/24	850,000	850,927

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy Generation) Series A 5.70% 8/1/20	4,320,000	$5,017,507
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,641,839
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,632,794
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,234,978
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 4.50% 6/1/23	1,500,000	1,504,740
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	2,985,556

		82,021,576

Education Revenue Bonds – 7.51%
Build NYC Resource, New York 5.25% 11/1/29	1,800,000	2,008,206
5.25% 11/1/34	4,680,000	5,106,488
California Municipal Finance Authority (Touro College & University System) Series A 5.25% 1/1/34	370,000	419,695
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,001,490
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,522,243
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,553,735
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,275,406
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,666,100
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/34	1,190,000	1,337,048
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	865,000	926,268

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	$1,988,319
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,617,640
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,550,563
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,222,091
(Touro College & University System) Series A 5.25% 1/1/34	1,360,000	1,532,054
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,124,445
Private Colleges & Universities Authority, Georgia Revenue (Mercer University Project) Series A 5.25% 10/1/27	2,020,000	2,285,852
Series C 5.25% 10/1/27	2,100,000	2,375,667
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,819,500
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,886,394
University of Texas, Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,547,048

		57,766,252

Electric Revenue Bonds – 2.31%
California State Department of Water Resources Series L 5.00% 5/1/17	1,200,000	1,319,196
California State Department Water Resources Power Supply Revenue Series L 5.00% 5/1/19	6,000,000	6,989,400
Series N 5.00% 5/1/21	3,580,000	4,356,752
Long Island, New York Power Authority Series A 5.00% 9/1/34	2,325,000	2,633,225
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,163,120
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	300,000	326,187

		17,787,880

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 10.19%
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	8,400,000	$9,761,892
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	5,107,333
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,148,458
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,991,124
Illinois Finance Authority Revenue (Rush University Medical Center) Series A 5.00% 11/15/32	2,900,000	3,293,472
Series A 5.00% 11/15/33	1,450,000	1,642,734
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,353,982
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project) 5.00% 8/1/16	4,720,000	4,941,793
5.00% 8/1/18	2,500,000	2,705,750
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	884,833
New York State Dormitory Authority Revenue Non State Supported Debt (Memorial Sloan-Kettering Cancer Center) Series 1 4.00% 7/1/21	1,600,000	1,817,872
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,619,840
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,281,120
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	809,897
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.00% 1/1/17	2,000,000	2,160,380
Series A 5.00% 1/1/18	1,000,000	1,115,170
Onondaga, New York Civic Development Corporation Revenue (St. Joseph’s Hospital Health Center Project) 5.00% 7/1/25	1,000,000	1,088,510

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority Revenue (Sinai Residences Boca Raton Project-Entrance Fee) Series B 6.25% 6/1/23	950,000	$1,052,515
Series C 6.00% 6/1/21	1,000,000	1,095,820
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	783,538
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series A 4.00% 11/15/30 —	3,800,000	4,204,586
Series C 4.50% 11/15/38 —	2,540,000	2,975,077
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	2,709,205
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,746,129
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,030,190
Westminster, Maryland (Lutheran Village Millers Grant) Series B 4.875% 7/1/23	1,160,000	1,199,301
Series C 4.375% 7/1/21	1,175,000	1,198,594
Series D 3.875% 7/1/19	660,000	667,412

		78,386,527

Housing Revenue Bonds – 0.26%
Williston, North Dakota (Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,985,261

		1,985,261

Lease Revenue Bonds – 4.03%
California Statewide Communities Development Authority Revenue (California Statewide Inland Regulatory Control Project) 5.25% 12/1/27	3,605,000	3,848,446
(Lancer Plaza Project) 5.125% 11/1/23	785,000	851,262
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,377,444
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 9/1/22	1,100,000	1,331,352
5.00% 3/1/23	2,395,000	2,899,507

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	$3,881,693
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,771,993
New York Liberty Development Revenue (Class 2-3 World Trade Center Project) 144A 5.15% 11/15/34 #	4,665,000	5,148,481
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,870,000	2,886,990
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,610,000	3,994,826

		30,991,994

Local General Obligation Bonds – 4.81%
Chesterfield County, Virginia Series B 5.00% 1/1/22 (State Aid Witholding)	4,070,000	4,963,650
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,544,351
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,415,480
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,670,080
Houston, Texas Refunding & Public Improvement Series A 5.25% 3/1/28	5,000,000	5,624,900
New York City, New York Series A-1 5.00% 8/1/19	3,500,000	3,878,280
Series E 5.00% 8/1/23	3,685,000	4,494,816
Series G 5.25% 8/1/15	5,000	5,022
Subseries D-1 5.00% 10/1/30	4,000,000	4,674,280
Town of Greenwich, Connecticut 4.00% 1/15/17	1,670,000	1,782,475

		37,053,334

Pre-Refunded/Escrowed to Maturity Bonds – 5.36%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,780,163
Bay Area, California Toll Bridge Authority Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,878,320
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,821,883
California State Economic Recovery Series A 5.25% 7/1/21-19§	2,740,000	3,246,023
Fairfax County, Virginia Public Improvement Revenue Series A 5.00% 4/1/20-18 (State Aid Witholding)§	10,000,000	11,281,200

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State & Local Facilities Loan Capital Improvement First Series 5.00% 3/15/19-17§	3,675,000	$4,011,446
Second Series 5.00% 8/1/17-16§	2,740,000	2,922,237
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,314,978
Missouri State Highways & Transportation Commission State Road Revenue (Second Lien) 5.25% 5/1/23-17§	1,940,000	2,137,492
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20-18§	3,440,000	3,929,994
Series E-3 5.75% 1/1/38-16—§	3,750,000	3,921,075

		41,244,811

Resource Recovery Revenue Bonds – 0.20%
Jefferson County, New York Industrial Development Agency Solid Waste Disposal Revenue (Green Bond) 4.75% 1/1/20 (AMT)	555,000	561,937
5.25% 1/1/24 (AMT)	510,000	520,123
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	450,000	457,205

		1,539,265

Special Tax Revenue Bonds – 15.68%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	500,000	508,360
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,589,220
Celebration Pointe, Florida Community Development District 4.75% 5/1/24	725,000	739,689
5.00% 5/1/34	580,000	593,920
Dallas, Texas Convention Center Hotel Development Revenue Series A 5.00% 1/1/24	3,420,000	3,820,619
Series A 5.25% 1/1/23	5,375,000	6,054,293
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,049,875

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	$7,132,479
Guam Government Limited Obligation Revenue (Section 30) Series A 5.375% 12/1/24	1,750,000	1,952,563
Series A 5.625% 12/1/29	1,125,000	1,248,199
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,072,790
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,419,149
Nevada State 5.00% 6/1/17	2,245,000	2,467,906
New Jersey State Economic Development Authority Revenue 5.00% 6/15/22	1,750,000	2,001,073
5.00% 6/15/23	1,250,000	1,429,100
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	5,069,648
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	7,310,000	8,428,649
New York City, New York Transitional Finance Authority Future Tax Secured 5.00% 11/1/23	2,865,000	3,521,285
Subseries A-1 5.00% 11/1/20	2,860,000	3,402,170
Subseries C 5.00% 11/1/27	4,150,000	4,969,003
Subseries E-1 5.00% 2/1/26	4,020,000	4,807,478
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/17	8,615,000	9,418,004
Series A 5.00% 4/1/20	3,360,000	3,978,610
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,459,936
Oregon State Lottery Series C 5.00% 4/1/24	3,550,000	4,421,489
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,002,820
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23 @	880,000	881,294

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,900,000	$3,140,961
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,857,539
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	7,858,240
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	1,945,000	1,401,353

		120,697,714

State General Obligation Bonds – 17.45%
California State 5.00% 2/1/17	840,000	912,677
5.00% 2/1/20	4,250,000	5,012,620
(Various Purposes) 5.00% 10/1/18	5,000,000	5,717,650
5.00% 11/1/19	5,245,000	6,154,011
5.00% 10/1/24	2,935,000	3,663,819
5.25% 9/1/28	7,750,000	9,202,427
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,277,160
Series E 5.00% 12/15/17	1,230,000	1,333,344
Georgia State Series A-1 5.00% 2/1/24	5,000,000	6,273,000
Series B 5.00% 7/1/17	4,810,000	5,310,240
Hawaii State Series EH 5.00% 8/1/19	5,000,000	5,840,750
Louisiana State Series A 5.00% 8/1/21	6,655,000	8,032,252
Maryland State & Local Facilities Loan Capital Improvement Series B 5.00% 3/1/18	1,930,000	2,169,494
Minnesota State (Various Purpose) Series A 5.00% 8/1/19	2,020,000	2,359,037
Series F 5.00% 10/1/22	8,000,000	9,865,280
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,406,944

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
New Jersey State Series Q 5.00% 8/15/19	7,000,000	$8,057,210
New York State Series A 5.00% 2/15/28	5,000,000	5,888,200
North Carolina State Public Improvement Series A 5.00% 5/1/22	2,625,000	3,135,956
Oregon State Series L 5.00% 5/1/26	6,000,000	7,102,440
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,704,823
Tennessee State Series A 4.00% 8/1/17	2,355,000	2,550,536
Texas State (Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,154,066
Virginia State Series B 5.00% 6/1/23	2,000,000	2,258,740
Series D 5.00% 6/1/19	5,715,000	6,651,460
Washington State (Motor Vehicle Fuel Tax) Series B 5.00% 7/1/16	4,250,000	4,521,363
(Various Purposes) Series A 5.00% 7/1/16	1,000,000	1,063,850
Series R - 2010A 5.00% 1/1/17	1,310,000	1,417,839
Series 2015-A-1 5.00% 8/1/30	3,595,000	4,269,242

		134,306,430

Transportation Revenue Bonds – 16.06%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,296,280
Central Texas Turnpike System Series C 5.00% 8/15/33	3,500,000	3,910,935
Chicago, Illinois O’Hare International Airport Revenue General-Airport-Third Lien Series C 5.25% 1/1/28	2,150,000	2,453,945
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/22	680,000	733,550
Houston, Texas Airports Commission Revenue Series B 5.00% 7/1/25	1,000,000	1,163,990
5.00% 7/1/26	3,000,000	3,480,420
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation) Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,106,711

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Los Angeles, California Department of Airports (Senior Revenue) Series A 5.00% 5/15/31 (AMT)	1,160,000	$1,356,121
Series A 5.00% 5/15/32 (AMT)	1,160,000	1,349,474
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	5,195,000	6,157,581
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,792,150
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,749,721
Metropolitan, New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28	2,860,000	3,426,709
Series A 5.00% 11/15/18	2,500,000	2,854,825
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,400,950
New Orleans, Louisiana Aviation Board Series B 5.00% 1/1/32 (AMT)	2,900,000	3,267,198
Series B 5.00% 1/1/33 (AMT)	2,900,000	3,254,351
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	7,265,000	8,341,237
Series J 5.00% 1/1/27	5,705,000	6,797,793
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20	485,000	548,588
(First Tier) (Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,108,150
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) 5.00% 12/31/34 (AMT)	5,690,000	6,325,232
Pennsylvania State Turnpike Commission Revenue Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,124,659
Phoenix, Arizona Civic Improvement Corporation Airport Revenue (Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,713,425
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,658,809
Sacramento County, California Airport System Revenue 5.00% 7/1/24	1,425,000	1,663,859
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,287,185

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25	2,000,000	$2,355,960
San Jose, California Airport Revenue Series B 5.00% 3/1/28	645,000	754,527
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,446,225
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,506,383
(NTE Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,688,475
7.50% 12/31/31	3,765,000	4,597,103
Triborough, New York Bridge & Tunnel Authority Revenue Series A 5.00% 11/15/17	1,720,000	1,917,439

		123,589,960

Water & Sewer Revenue Bonds – 4.51%
Arizona State Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/20	1,500,000	1,798,275
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25	2,925,000	3,542,292
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,501,870
California State Department of Water Resources Center Valley Project Series AS 5.00% 12/1/29	2,695,000	3,290,918
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,589,477
Series D 5.00% 9/15/23	3,360,000	3,725,971
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,541,760
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,793,548
San Francisco, California City & County Public Utilities Commission Water Revenue Sub Series A 5.00% 11/1/27	7,430,000	8,961,769

		34,745,880

Total Municipal Bonds (cost $708,309,191)		762,116,884

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.84%

Variable Rate Demand Notes – 0.84%¤
California Pollution Control Financing Authority (Pacific Gas & Electric) Series C 0.01% 11/1/26 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	$1,000,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation) Series D3 0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	900,000	900,000
Lower Neches Valley, Texas Authority Industrial Development (ExxonMobil) 0.01% 11/1/38	2,500,000	2,500,000
Massachusetts Health & Educational Facilities Authority (Stonehill College) Series K 0.01% 7/1/37 (LOC - JPMorgan Chase Bank N.A.)	545,000	545,000
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,500,000	1,500,000

Total Short-Term Investments (cost $6,445,000)		6,445,000

Total Value of Securities – 99.87% (cost $714,754,191)		$768,561,884

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $6,450,757, which represents 0.84% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $881,294, which represents 0.11% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.04%

Corporate Revenue Bonds – 21.78%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	6,520,000	$6,716,448
6.875% 5/1/30	300,000	345,318
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	28,990,000	24,102,577
Series A-2 6.50% 6/1/47	8,405,000	7,545,337
Build NYC Resource, New York (Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,160,659
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,468,250
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,163,830
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,608,893
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,132,130
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,510,000	1,513,186
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,430,000	1,623,593
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	5,000,000	3,926,350
Series A-1 5.75% 6/1/47	19,410,000	16,690,077
Houston, Texas Airport System Revenue (Special Facilities Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,353,420
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,241,667
Illinois Railsplitter Tobacco Settlement Authority 5.50% 6/1/23	2,010,000	2,366,875
6.00% 6/1/28	1,455,000	1,709,058
6.25% 6/1/24	2,635,000	2,830,991

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$3,610,230
Louisiana Public Facilities Authority (LA Pellets Inc. Project) Series A 8.375% 7/1/39 (AMT)	3,500,000	3,654,525
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	6,565,724
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	475,213
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,454,775
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	4,382,840
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,440,078
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.50% 8/1/16	100,000	105,468
7.75% 8/1/31 (AMT)—	1,000,000	1,087,320
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	1,000,330
New York Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	11,962,000
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,299,520
Nez Perce County, Idaho (Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,401
Ohio State Water Development Authority (First Energy Nuclear Generation) Series B 4.00% 12/1/33 —	5,000,000	5,358,150
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	3,700,000	3,906,793
Pennsylvania Economic Development Financing Authority (National Gypson) 5.50% 11/1/44	4,500,000	4,658,760
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	552,080
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,103,140

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	13,015,000	$15,053,539
5.25% 12/1/27	2,235,000	2,680,637
5.25% 12/1/28	1,050,000	1,260,735
5.50% 12/1/29	765,000	924,380
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,831,521
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,032,130
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	4,460,000	5,563,449
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,838,552
Tobacco Settlement Financing Corporation, New Jersey Series 1A 5.00% 6/1/41	18,430,000	14,410,786
TSASC, New York Revenue (Asset-Backed) Series 1 5.125% 6/1/42	485,000	415,141
Tulsa, Oklahoma Municipal Airport Trust Revenue Series A 5.50% 6/1/35 (AMT)	2,000,000	2,176,860
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,538,304

		197,128,040

Education Revenue Bonds – 14.09%
Arlington, Texas Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,142,970
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,316,295
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	1,810,000	1,885,423
Build NYC Resource, New York 5.00% 11/1/39	1,000,000	1,054,960
5.50% 11/1/44	2,500,000	2,714,875
California Municipal Finance Authority Revenue (Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,218,010
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,792,616
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,322,650
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,850,370

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California School Finance Authority (New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	$2,772,660
(View Park Elementary & Middle Schools) 5.875% 10/1/44	1,000,000	1,022,740
6.00% 10/1/49	720,000	735,847
California State University (Systemwide) Series A 5.00% 11/1/17	4,570,000	5,109,717
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,242,139
California Statewide Communities Development Authority Revenue (Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,068,978
(California Baptist University Project) 7.50% 11/1/41	1,000,000	1,189,060
Series A 5.50% 11/1/38	2,000,000	2,076,540
Capital Trust Agency, Florida (River City Education Services Inc. Project) 5.375% 2/1/35	870,000	873,950
5.625% 2/1/45	1,500,000	1,505,025
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	1,006,740
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,514,205
Clifton, Texas Higher Education Finance Corporation Revenue (Idea Public Schools) 5.75% 8/15/41	1,000,000	1,134,800
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,169,150
Colorado Educational & Cultural Facilities Authority Revenue (Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,364,740
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	530,495
District of Columbia (KIPP Charter School) 6.00% 7/1/48	1,450,000	1,688,032
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,593,750
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,083,960

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/27	2,800,000	$2,778,916
5.125% 3/1/37	2,000,000	1,897,600
Hawaii State Department of Budget & Finance (Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,280,580
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/44	2,000,000	2,212,480
Idaho Housing & Finance Association (North Star Charter School) Series A 6.75% 7/1/48	529,150	522,864
Series B 144A 10.002% 7/1/49 #^	2,888,155	239,544
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,152,620
Illinois Finance Authority Revenue (Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,121,990
(Rogers Park Montessori) 6.00% 2/1/34	675,000	705,787
6.125% 2/1/45	1,800,000	1,860,480
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,177,850
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,021,660
Kanawha, West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,821,675
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,734,090
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,969,550
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,845,000	3,028,133
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,243,757

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	$1,054,930
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,810,324
Massachusetts State Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,083,890
Michigan Finance Authority Limited Obligation Revenue (Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,761,730
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	926,829
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,099,360
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,169,600
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,005,784
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,034,100
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,696,275
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,374,937
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,239,377
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,310,861
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30 #	900,000	967,653
Series A 144A 6.375% 9/1/40 #	500,000	544,630
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,416,350
(Edinboro University) 6.00% 7/1/42	1,000,000	1,063,650
(Foundation Indiana University) Series A 0.821% 7/1/39 (SGI)—	2,400,000	1,914,984

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	$1,375,423
(Discovery Charter School Project) 5.875% 4/1/32	450,000	477,801
6.25% 4/1/37	200,000	216,130
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,077,580
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,662,592
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,110,790
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,717,085
Phoenix, Arizona Industrial Development Authority Revenue (Choice Academies Project) 5.375% 9/1/32	1,000,000	1,049,070
5.625% 9/1/42	600,000	634,782
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	438,003
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,722,315
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,176,080
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	2,023,640
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	1,096,767
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	810,000	819,509
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,378,700
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,410,538
Wisconsin Public Finance Authority Revenue (Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,130,160
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,150,950

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	$638,013

		127,531,465

Electric Revenue Bonds – 0.46%
California State Department of Water Resources Series L 5.00% 5/1/17	1,045,000	1,148,800
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,960,000	2,197,787
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	750,000	815,468

		4,162,055

Healthcare Revenue Bonds – 23.60%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,903,044
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,259,440
Series A 8.00% 10/1/46	1,500,000	1,885,590
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	1,009,330
Arizona Health Facilities Authority (Phoenix Children’s Hospital) 5.00% 2/1/19 (Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	2,545,000 940,000	2,896,159 1,055,272
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,126,480
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,112,100
California Statewide Communities Development Authority Revenue (BE Group) 144A 7.25% 11/15/41 #	500,000	597,765
(Cottage Health System Obligation) 5.00% 11/1/43	1,800,000	2,058,876
(Loma Linda University Medical Center) 5.50% 12/1/54	8,000,000	8,855,680
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,883,400

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida (Faulk Senior Services) 6.00% 12/1/24	455,000	$458,290
6.50% 12/1/34	500,000	503,525
6.75% 12/1/44	1,000,000	1,015,710
6.75% 12/1/49	1,500,000	1,507,455
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,073,507
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,500,000	3,006,650
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,033,243
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	574,645
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,126,990
Cumberland County, Pennsylvania Municipal Authority Revenue (Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,667,520
(Diakon Lutheran Ministries Project) 5.00% 1/1/36	1,000,000	1,023,550
6.375% 1/1/39	1,000,000	1,117,590
Decatur, Texas Hospital Authority (Wise Regional Health Systems) Series A 5.00% 9/1/34	1,000,000	1,070,290
Series A 5.25% 9/1/29	500,000	551,535
Series A 5.25% 9/1/44	2,000,000	2,150,260
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,177,987
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,221,216
Florida Development Finance (Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,057,180
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,664,964
Hanover County, Virginia Economic Development Authority Residential Care Revenue (Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,793,036

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	$1,415,075
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,256,960
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,460,357
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,097,890
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,620,536
Illinois Finance Authority Revenue (Admiral at Lake Project) Series A 7.625% 5/15/25	1,750,000	1,974,717
Series A 8.00% 5/15/46	1,500,000	1,662,150
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,796,766
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,246,460
(Rush University Medical Center) Series A 5.00% 11/15/38	3,400,000	3,823,844
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,570,000	4,177,400
Indiana Finance Authority Revenue (King’s Daughters Hospital & Health) 5.50% 8/15/40	1,000,000	1,103,160
5.50% 8/15/45	1,000,000	1,101,590
(Marquette Project) 5.00% 3/1/39	1,250,000	1,315,225
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,579,100
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System) Series A 5.00% 6/1/17	2,525,000	2,751,795
Series A 6.50% 3/1/45	4,965,000	5,764,017
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,328,425
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,949,045
Lake County, Florida Individual Development Revenue (Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	3,040,500
Lakeland, Florida (Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,506,900

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	$762,040
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,009,803
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,099,950
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45	3,865,000	4,299,078
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,948,285
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,108,950
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,836,239
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,911,535
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,113,790
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,506,200
(Whitemarsh Continuing Care) 5.25% 1/1/40	1,550,000	1,575,513
5.375% 1/1/50	6,250,000	6,363,125
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,580,114
New Jersey Economic Development Authority (Lions Gate Project) 5.25% 1/1/44	2,000,000	2,100,140
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,040,162
Series A 5.00% 7/1/25	15,000	17,134
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	959,906
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,003,696
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,322,398

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	$5,509,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,644,929
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,034,300
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,087,260
Onondaga, New York Civic Development Revenue (St. Joseph’s Hospital Health Center Project) 4.50% 7/1/32	1,000,000	1,006,790
5.00% 7/1/16	1,000,000	1,039,850
5.00% 7/1/17	1,945,000	2,062,303
5.125% 7/1/31	1,000,000	1,084,640
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	4,000,000	4,016,600
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	285,000	326,131
Series A 7.50% 6/1/49	2,920,000	3,348,364
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,286,406
Public Finance Authority, Wisconsin (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,114,960
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,840,450
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,665,495
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,503,176
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	1,006,427
Southwestern Illinois Development Authority Revenue (Memorial Group) 7.125% 11/1/30	1,420,000	1,756,654
7.125% 11/1/43	2,500,000	3,051,425

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	$1,126,710
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39	500,000	577,410
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	2,060,940
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	638,135
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	546,450
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,169,190
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39	1,500,000	1,775,265
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,159,664
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,465,538
Wayzata, Minnesota Senior Housing Revenue (Folkestone Senior Living Community) Series A 5.50% 11/1/32	270,000	292,942
Series A 5.75% 11/1/39	600,000	653,196
Series A 6.00% 5/1/47	920,000	1,008,541
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,514,650
Westminster, Maryland (Lutheran Village Millers Grant) 6.00% 7/1/34	800,000	847,440
Series A 5.00% 7/1/24	1,700,000	1,744,574
Series A 6.125% 7/1/39	750,000	796,493
Series A 6.25% 7/1/44	2,500,000	2,669,250
Wichita, Kansas (Presbyterian Manors) Series IV-A 5.625% 5/15/44	1,645,000	1,689,645
Series IV-A 5.625% 5/15/49	1,450,000	1,485,554

		213,574,996

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.29%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	$1,324,200
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,643,955
Senior Series A 6.40% 8/15/45	1,800,000	2,012,094
Independent Cities Finance Authority, California Series A 5.25% 5/15/44	750,000	812,003
Series A 5.25% 5/15/49	3,000,000	3,235,620
Williston, North Dakota (Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,650,860

		11,678,732

Lease Revenue Bonds – 5.89%
California Municipal Finance Authority Revenue (Goodwill Industry Sacramento Valley and Northern Nevada Project) Series A 6.625% 1/1/32	500,000	546,565
Series A 6.875% 1/1/42	1,500,000	1,652,070
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,277,608
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,015,850
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	920,000	1,021,908
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,482,705
Industrial Development Authority of Phoenix, Arizona 5.125% 2/1/34	1,000,000	990,400
5.375% 2/1/41	4,000,000	4,005,440
New York Liberty Development (Class 1-3 World Trade Center) 144A 5.00% 11/15/44 #	5,000,000	5,275,250
(Class 2-3 World Trade Center) 144A 5.375% 11/15/40 #	2,410,000	2,703,345
(Class 3-3 World Trade Center) 144A 7.25% 11/15/44 #	8,000,000	9,672,640
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,831,549
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,238,080
Tobacco Settlement Financing Authority Revenue, New York (Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,089,400

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	$8,267,326
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,225,960

		53,296,096

Local General Obligation Bonds – 2.76%
Arlington County, Virginia Series D 5.00% 8/1/17	1,375,000	1,522,290
Hennepin County, Minnesota Series B 5.00% 12/1/17	5,700,000	6,379,269
New York City, New York Series E 5.00% 8/1/20	3,615,000	4,263,169
Series J 5.00% 8/1/17	3,625,000	4,013,129
Prince George’s County, Maryland (Consolidated Public Improvement) Series B 5.00% 9/15/20	3,190,000	3,819,961
Series C 5.00% 8/1/17	1,775,000	1,965,138
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	2,990,738

		24,953,694

Pre-Refunded Bonds – 1.79%
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,326,875
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,128,753
Commonwealth of Massachusetts Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,952,305
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19§	285,000	356,914
Maryland State & Local Facilities Loan Capital Improvement Second Series 5.00% 8/1/17-16§	1,070,000	1,141,166
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,266,310

		16,172,323

Resource Recovery Revenue Bonds – 0.63%
Jefferson County Industrial Development Agency (Green Bond) 4.75% 1/1/20 (AMT)	545,000	551,813
5.25% 1/1/24 (AMT)	500,000	509,925

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Resource Recovery Revenue Bonds (continued)
Mission Economic Development Corporation, Texas Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	$1,055,870
Orange County, Florida Industrial Development Authority (Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,598,980

		5,716,588

Special Tax Revenue Bonds – 8.32%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	1,475,000	1,598,693
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,847,337
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,038,400
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.25% 7/15/40	5,500,000	6,534,275
6.50% 7/15/30	1,175,000	1,407,697
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,575,286
Celebration Pointe, Florida Community Development District 5.125% 5/1/45	2,000,000	2,045,640
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,097,440
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 @‡	1,000,000	250,340
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	465,000	397,026
Howard County, Maryland (Annapolis Junction Town Center Project) 5.80% 2/15/34	725,000	778,570
6.10% 2/15/44	1,420,000	1,534,196
Juban Crossing Economic Development District, Louisiana (General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,250,000	3,280,127
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,225,440

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	$251,135
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	1,250,000	1,340,487
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,737,675
Nampa Development Corporation, Idaho Revenue 144A 5.00% 9/1/31 #	2,940,000	3,227,385
5.90% 3/1/30	2,000,000	2,181,420
Nevada State 5.00% 6/1/17	1,955,000	2,149,112
New Jersey Transportation Trust Fund Authority (Transportation Program) Series AA 5.00% 6/15/44	2,000,000	2,147,500
(Transportation Systems) Series B 5.50% 12/15/16 (NATL-RE)	2,500,000	2,710,550
New Mexico Finance Authority (Senior Lien) 4.00% 6/15/16	500,000	524,180
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,055,900
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,196,440
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,948,316
New York City, New York Transitional Finance Authority Building Aid Revenue (Fiscal 2015) Series S-1 5.00% 7/15/43	3,000,000	3,442,020
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,783,365
New York State Dormitory Authority (Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,089,350
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,191,420
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	3,044,008
Overland Park, Kansas Special Obligation Revenue (Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	3,017,610

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	$1,150,220
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,203,384
Roseville Westpark, California Community Facilities District No. 1 (Public Facilities) 5.25% 9/1/37	600,000	610,278
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series A 5.375% 11/1/24 @	1,000,000	1,000,460
Series A 5.50% 11/1/27 @	500,000	500,255
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,271,352
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,510,000	2,718,556
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue 5.65% 5/1/37	895,000	910,117
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	405,000	291,798

		75,304,760

State General Obligation Bonds – 3.26%
California State 5.00% 2/1/17	725,000	787,727
Various Purpose 5.00% 10/1/44	2,965,000	3,421,373
Commonwealth of Pennsylvania First Series 5.00% 11/15/16	6,905,000	7,443,521
Connecticut State Series E 5.00% 12/15/17	1,040,000	1,127,381
Hawaii State Series EH 5.00% 8/1/20	5,000,000	5,947,900
Maryland State & Local Facilities Loan (1st Series) 5.00% 8/1/20	6,000,000	7,166,940
New York State Series A 5.25% 2/15/24	2,000,000	2,405,500

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	$1,233,845

		29,534,187

Transportation Revenue Bonds – 10.57%
Bay Area, California Toll Authority
Series S-6 5.00% 10/1/54	4,000,000	4,494,200
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,202,814
Subordinate Lien 6.75% 1/1/41	1,000,000	1,227,280
Central Texas Turnpike System
Series C 5.00% 8/15/42	4,440,000	4,889,950
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,864,900
Series A 6.00% 1/15/49	7,690,000	9,166,095
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,144,230
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,447,480
Series A 6.00% 7/1/53	1,290,000	1,495,071
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,518,566
Metropolitan New York Transportation Authority
Sub Series A-1 5.00% 11/15/45	4,545,000	5,172,210
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	963,999
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,174,607
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38	7,000,000	7,752,850
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38	6,160,000	6,799,778
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	8,925,000	10,350,679
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,324,974
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,155,020
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,145,360

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	$2,132,487
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,283,072
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,478,680
7.50% 6/30/33	500,000	621,570
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,335,263
6.875% 12/31/39	4,055,000	4,830,519
7.00% 12/31/38 (AMT)	1,335,000	1,669,097

		95,640,751

Water & Sewer Revenue Bonds – 3.60%
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,802,050
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,210,125
Series D 7.00% 10/1/51	5,000,000	5,996,800
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	539,610
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	1,000,000	1,145,050
(2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	2,530,000	2,868,413

		32,562,048

Total Municipal Bonds (cost $829,623,962)		887,255,735

Short-Term Investments – 2.23%

Variable Rate Demand Notes – 2.23%¤
Arizona Health Facilities Authority (Health Care -
Southwest Health)
0.02% 12/1/24 (LOC - JPMorgan Chase Bank N.A.)	300,000	300,000
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation) Series D3
0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	1,385,000	1,385,000
Gulf Coast, Texas Industrial Development Authority (Exxon
Mobil Project)
0.01% 11/1/41	500,000	500,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Harris County, Texas Cultural Education Facilities Finance (Texas Medical Center) Series A 0.01% 9/1/31 (LOC - JPMorgan Chase Bank N.A.)	1,275,000	$1,275,000
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project) 0.01% 5/1/21 (LOC - Wells Fargo Bank N.A.)	920,000	920,000
Jackson County, Mississippi (Chevron USA Inc. Project) 0.01% 6/1/23	3,000,000	3,000,000
Maricopa County, Arizona Pollution Control (Arizona Public Service Company) Series B 0.01% 5/1/29 (LOC - JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
New Jersey Health Care Facilities Financing Authority (Virtua Health) Series C 0.01% 7/1/43 (LOC - JPMorgan Chase Bank N.A.)	2,700,000	2,700,000
New York City, New York Industrial Development Agency (American Civil Project) 0.01% 6/1/35 (LOC - JPMorgan Chase Bank N.A.)	700,000	700,000
New York City, New York Series C 0.01% 10/1/23 (LOC - JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Tarrant County, Texas Cultural Education Facilities Finance (Methodist Hospital Dallas) Series A 0.01% 10/1/41 (LOC - JPMorgan Chase Bank N.A.)	800,000	800,000

Total Short-Term Investments (cost $20,180,000)		20,180,000

Total Value of Securities – 100.27% (cost $849,803,962)		$907,435,735

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $49,033,388, which represents 5.42% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $1,751,055, which represents 0.19% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2015 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$563,603,436	$762,116,884	$887,255,735
Short-term investments, at value[2]	14,880,000	6,445,000	20,180,000
Cash	2,224,225	1,178,192	1,555,481
Interest receivable	6,884,154	8,557,779	11,109,344
Receivable for fund shares sold	2,210,567	1,584,530	10,068,036
Receivable for securities sold	1,946,875	6,129,267	5,000

Total assets	591,749,257	786,011,652	930,173,596

Liabilities:
Payable for securities purchased	10,034,043	13,636,304	22,280,246
Payable for fund shares redeemed	529,419	1,838,879	1,582,590
Income distribution payable	305,733	355,682	558,928
Investment management fees payable	177,390	246,402	306,443
Other accrued expenses	169,280	283,543	261,728
Distribution fees payable	120,022	68,498	110,171
Other affiliates payable	22,185	48,922	37,516
Trustees’ fees and expenses payable	3,112	4,223	4,840

Total liabilities	11,361,184	16,482,453	25,142,462

Total Net Assets	$580,388,073	$769,529,199	$905,031,134

Net Assets Consist of:
Paid-in capital	$525,718,118	$724,416,998	$862,447,268
Undistributed net investment income	66,895	15,519	77,478
Accumulated net realized loss on investments	(2,600,773)	(8,711,011)	(15,125,385)
Net unrealized appreciation of investments	57,203,833	53,807,693	57,631,773

Total Net Assets	$580,388,073	$769,529,199	$905,031,134

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$521,298,618	$235,364,041	$230,473,294
Shares of beneficial interest outstanding, unlimited authorization, no par	43,309,512	19,231,645	21,126,393
Net asset value per share	$12.04	$12.24	$10.91
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.61	$12.59	$11.42

Class C:
Net assets	$30,738,387	$53,751,519	$86,590,624
Shares of beneficial interest outstanding, unlimited authorization, no par	2,553,218	4,394,263	7,904,796
Net asset value per share	$12.04	$12.23	$10.95

Institutional Class:
Net assets	$28,351,068	$480,413,639	$587,967,216
Shares of beneficial interest outstanding, unlimited authorization, no par	2,338,058	38,876,620	53,400,325
Net asset value per share	$12.13	$12.36	$11.01

[1]Investments, at cost	$506,399,603	$708,309,191	$829,623,962
[2]Short-term investments, at cost	14,880,000	6,445,000	20,180,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2015 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$12,285,645	$13,047,132	$17,631,485

Expenses:
Management fees	1,505,259	1,828,034	2,039,655
Distribution expenses – Class A	607,343	304,035	265,896
Distribution expenses – Class B	182	4	166
Distribution expenses – Class C	148,703	263,981	393,775
Dividend disbursing and transfer agent fees and expenses	224,985	382,923	321,698
Accounting and administration expenses	89,716	120,740	124,313
Reports and statements to shareholders	44,109	64,321	56,020
Registration fees	41,488	53,445	68,336
Legal fees	33,874	48,174	37,339
Audit and tax	19,677	19,677	19,677
Trustees’ fees and expenses	12,802	17,247	17,625
Custodian fees	11,740	18,001	17,078
Other	18,142	23,174	24,991

	2,758,020	3,143,756	3,386,569
Less expenses waived	(430,752)	(312,320)	(397,797)
Less waived distribution expenses – Class A	—	(121,614)	—
Less waived distribution expenses – Class B	(140)	(3)	(128)
Less expense paid indirectly	(75)	(54)	(42)

Total operating expenses	2,327,053	2,709,765	2,988,602

Net Investment Income	9,958,592	10,337,367	14,642,883

Net Realized and Unrealized Gain:
Net realized gain on investments	135,484	577,997	131,442
Net change in unrealized appreciation (depreciation) of investments	5,937,088	1,211,726	17,674,690

Net Realized and Unrealized Gain	6,072,572	1,789,723	17,806,132

Net Increase in Net Assets Resulting from Operations	$16,031,164	$12,127,090	$32,449,015

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,958,592	$21,368,058
Net realized gain (loss)	135,484	(2,078,960)
Net change in unrealized appreciation (depreciation)	5,937,088	39,021,512

Net increase in net assets resulting from operations	16,031,164	58,310,610

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,031,288)	(19,670,359)
Class B	(686)	(24,129)
Class C	(428,014)	(946,445)
Institutional Class	(498,605)	(727,125)

	(9,958,593)	(21,368,058)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,083,405	20,390,965
Class B	—	8,214
Class C	2,131,074	2,172,013
Institutional Class	7,598,953	14,168,723

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,690,510	16,447,982
Class B	616	16,822
Class C	351,893	770,892
Institutional Class	402,016	517,623

	52,258,467	54,493,234

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(26,518,760)	$(90,011,611)
Class B	(244,344)	(837,632)
Class C	(1,599,628)	(8,946,607)
Institutional Class	(4,526,214)	(8,213,483)

	(32,888,946)	(108,009,333)

Increase (Decrease) in net assets derived from capital share transactions	19,369,521	(53,516,099)

Net Increase (Decrease) in Net Assets	25,442,092	(16,573,547)

Net Assets:
Beginning of period	554,945,981	571,519,528

End of period	$580,388,073	$554,945,981

Undistributed net investment income	$66,895	$66,896

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,337,367	$21,689,186
Net realized gain (loss)	577,997	(3,776,207)
Net change in unrealized appreciation (depreciation)	1,211,726	36,532,805

Net increase in net assets resulting from operations	12,127,090	54,445,784

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,343,059)	(9,932,951)
Class B	(11)	(259)
Class C	(502,183)	(1,190,747)
Institutional Class	(6,492,844)	(10,565,229)

	(10,338,097)	(21,689,186)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,596,066	70,392,418
Class B	—	7,726
Class C	3,519,528	6,506,210
Institutional Class	104,149,049	241,643,570

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,583,425	8,569,342
Class B	11	259
Class C	462,399	1,081,404
Institutional Class	3,898,195	5,135,092

	140,208,673	333,336,021

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(43,320,551)	$(236,109,093)
Class B	(5,017)	(40,423)
Class C	(4,583,391)	(20,809,359)
Institutional Class	(63,098,643)	(186,671,884)

	(111,007,602)	(443,630,759)

Increase (Decrease) in net assets derived from capital share transactions	29,201,071	(110,294,738)

Net Increase (Decrease) in Net Assets	30,990,064	(77,538,140)

Net Assets:
Beginning of period	738,539,135	816,077,275

End of period	$769,529,199	$738,539,135

Undistributed net investment income	$15,519	$16,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,642,883	$23,727,456
Net realized gain (loss)	131,442	(5,590,268)
Net change in unrealized appreciation (depreciation)	17,674,690	59,226,679

Net increase in net assets resulting from operations	32,449,015	77,363,867

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,987,176)	(8,727,453)
Class B	(681)	(14,380)
Class C	(1,178,111)	(2,413,354)
Institutional Class	(9,395,334)	(12,475,591)

	(14,561,302)	(23,630,778)

Capital Share Transactions:
Proceeds from shares sold:
Class A	50,898,113	81,125,605
Class B	—	29
Class C	18,649,512	19,149,673
Institutional Class	224,992,212	287,934,787

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,218,241	7,380,542
Class B	678	12,400
Class C	1,016,420	2,089,705
Institutional Class	8,149,378	9,808,355

	306,924,554	407,501,096

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,567,522)	$(104,346,592)
Class B	(223,935)	(370,127)
Class C	(6,358,285)	(26,210,505)
Institutional Class	(40,739,289)	(105,787,600)

	(80,889,031)	(236,714,824)

Increase in net assets derived from capital share transactions	226,035,523	170,786,272

Net Increase in Net Assets	243,923,236	224,519,361

Net Assets:
Beginning of period	661,107,898	436,588,537

End of period	$905,031,134	$661,107,898

Undistributed (distributions in excess of) net investment income	$77,478	$(4,103)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.900	$11.140	$12.260	$11.300	$11.630	$10.890

0.216	0.445	0.456	0.484	0.503	0.522
0.140	0.760	(1.039)	0.959	(0.330)	0.740

0.356	1.205	(0.583)	1.443	0.173	1.262

(0.216)	(0.445)	(0.457)	(0.483)	(0.503)	(0.522)
—	—	(0.080)	—	—	—

(0.216)	(0.445)	(0.537)	(0.483)	(0.503)	(0.522)

$12.040	$11.900	$11.140	$12.260	$11.300	$11.630

3.02%	11.02%	(5.02% )	13.01%	1.65%	11.85%

$521,299	$500,590	$519,986	$604,415	$589,175	$581,931
0.81%	0.80%	0.80%	0.80%	0.80%	0.80%
0.97%	0.97%	0.99%	0.93%	0.94%	0.95%
3.64%	3.88%	3.76%	4.11%	4.52%	4.64%
3.48%	3.71%	3.57%	3.98%	4.38%	4.49%
8%	34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.910	$11.140	$12.270	$11.300	$11.630	$10.890

0.172	0.359	0.364	0.395	0.419	0.437
0.130	0.770	(1.048)	0.969	(0.330)	0.740

0.302	1.129	(0.684)	1.364	0.089	1.177

(0.172)	(0.359)	(0.366)	(0.394)	(0.419)	(0.437)
—	—	(0.080)	—	—	—

(0.172)	(0.359)	(0.446)	(0.394)	(0.419)	(0.437)

$12.040	$11.910	$11.140	$12.270	$11.300	$11.630

2.55%	10.28%	(5.82% )	12.26%	0.88%	11.00%

$30,738	$29,524	$33,509	$36,840	$30,552	$30,302
1.57%	1.56%	1.56%	1.56%	1.56%	1.56%
1.73%	1.72%	1.70%	1.69%	1.70%	1.71%
2.88%	3.12%	3.00%	3.35%	3.76%	3.88%
2.72%	2.96%	2.86%	3.22%	3.62%	3.73%
8%	34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.990	$11.220	$12.360	$11.380	$11.720	$10.890

0.233	0.477	0.490	0.517	0.534	0.549
0.140	0.770	(1.060)	0.979	(0.340)	0.830

0.373	1.247	(0.570)	1.496	0.194	1.379

(0.233)	(0.477)	(0.490)	(0.516)	(0.534)	(0.549)
—	—	(0.080)	—	—	—

(0.233)	(0.477)	(0.570)	(0.516)	(0.534)	(0.549)

$12.130	$11.990	$11.220	$12.360	$11.380	$11.720

3.14%	11.33%	(4.89% )	13.41%	1.83%	12.84%

$28,351	$24,588	$17,008	$18,187	$9,242	$7,634
0.57%	0.56%	0.56%	0.56%	0.56%	0.56%
0.73%	0.72%	0.70%	0.69%	0.70%	0.71%
3.88%	4.12%	4.00%	4.35%	4.76%	4.88%
3.72%	3.96%	3.86%	4.22%	4.62%	4.73%
8%	34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.210	$11.690	$12.410	$11.850	$12.110	$11.460

0.167	0.342	0.344	0.362	0.381	0.423
0.030	0.520	(0.720)	0.560	(0.260)	0.650

0.197	0.862	(0.376)	0.922	0.121	1.073

(0.167)	(0.342)	(0.344)	(0.362)	(0.381)	(0.423)

(0.167)	(0.342)	(0.344)	(0.362)	(0.381)	(0.423)

$12.240	$12.210	$11.690	$12.410	$11.850	$12.110

1.62%	7.47%	(3.13% )	7.89%	1.10%	9.53%

$235,364	$249,848	$391,923	$464,540	$444,780	$481,004
0.76%	0.75%	0.75%	0.75%	0.75%	0.75%
0.94%	0.93%	0.97%	0.97%	0.98%	1.00%
2.75%	2.86%	2.79%	2.98%	3.27%	3.59%
2.57%	2.68%	2.57%	2.76%	3.04%	3.34%
6%	34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.200	$11.690	$12.400	$11.850	$12.110	$11.450

0.115	0.240	0.239	0.258	0.282	0.323
0.030	0.510	(0.710)	0.550	(0.260)	0.660

0.145	0.750	(0.471)	0.808	0.022	0.983

(0.115)	(0.240)	(0.239)	(0.258)	(0.282)	(0.323)

(0.115)	(0.240)	(0.239)	(0.258)	(0.282)	(0.323)

$12.230	$12.200	$11.690	$12.400	$11.850	$12.110

1.20%	6.48%	(3.87% )	6.89%	0.25%	8.70%

$53,751	$54,231	$64,904	$75,887	$60,398	$65,343
1.61%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.68%	1.67%	1.67%	1.68%	1.70%
1.90%	2.01%	1.94%	2.13%	2.42%	2.74%
1.82%	1.93%	1.87%	2.06%	2.34%	2.64%
6%	34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.330	$11.810	$12.530	$11.970	$12.230	$11.460

0.178	0.363	0.366	0.384	0.402	0.424
0.030	0.520	(0.720)	0.560	(0.260)	0.770

0.208	0.883	(0.354)	0.944	0.142	1.194

(0.178)	(0.363)	(0.366)	(0.384)	(0.402)	(0.424)

(0.178)	(0.363)	(0.366)	(0.384)	(0.402)	(0.424)

$12.360	$12.330	$11.810	$12.530	$11.970	$12.230

1.70%	7.58%	(2.92% )	8.00%	1.28%	10.62%

$480,414	$434,455	$359,213	$333,033	$281,256	$192,026
0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.68%	0.67%	0.67%	0.68%	0.70%
2.90%	3.01%	2.94%	3.13%	3.42%	3.74%
2.82%	2.93%	2.87%	3.06%	3.34%	3.64%
6%	34%	23%	39%	43%	27%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.650	$9.640	$10.750	$9.620	$10.090	$8.920

0.202	0.447	0.449	0.496	0.479	0.513
0.259	1.008	(1.110)	1.127	(0.474)	1.169

0.461	1.455	(0.661)	1.623	0.005	1.682

(0.201)	(0.445)	(0.449)	(0.493)	(0.475)	(0.512)

(0.201)	(0.445)	(0.449)	(0.493)	(0.475)	(0.512)

$10.910	$10.650	$9.640	$10.750	$9.620	$10.090

4.37%	15.42%	(6.47% )	17.28%	0.23%	19.29%

$230,473	$204,936	$200,988	$228,829	$140,629	$139,628
0.86%	0.85%	0.85%	0.85%	0.85%	0.85%
0.96%	0.99%	0.99%	0.99%	1.01%	1.04%
3.75%	4.38%	4.18%	4.83%	5.03%	5.24%
3.65%	4.24%	4.04%	4.69%	4.87%	5.05%
3%	31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.700	$9.680	$10.800	$9.660	$10.130	$8.960

0.163	0.373	0.370	0.422	0.409	0.442
0.249	1.018	(1.120)	1.137	(0.474)	1.169

0.412	1.391	(0.750)	1.559	(0.065)	1.611

(0.162)	(0.371)	(0.370)	(0.419)	(0.405)	(0.441)

(0.162)	(0.371)	(0.370)	(0.419)	(0.405)	(0.441)

$10.950	$10.700	$9.680	$10.800	$9.660	$10.130

3.87%	14.63%	(7.21% )	16.47%	(0.51% )	18.33%

$86,591	$71,424	$69,889	$69,634	$44,497	$36,384
1.61%	1.60%	1.60%	1.60%	1.60%	1.60%
1.71%	1.74%	1.74%	1.74%	1.76%	1.79%
3.00%	3.63%	3.43%	4.08%	4.28%	4.49%
2.90%	3.49%	3.29%	3.94%	4.12%	4.30%
3%	31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.750	$9.730	$10.850	$9.710	$10.190	$8.930

0.218	0.476	0.480	0.527	0.506	0.534
0.259	1.018	(1.120)	1.137	(0.484)	1.259

0.477	1.494	(0.640)	1.664	0.022	1.793

(0.217)	(0.474)	(0.480)	(0.524)	(0.502)	(0.533)

(0.217)	(0.474)	(0.480)	(0.524)	(0.502)	(0.533)

$11.010	$10.750	$9.730	$10.850	$9.710	$10.190

4.47%	15.71%	(6.23% )	17.57%	0.41%	20.55%

$587,967	$384,525	$165,162	$125,661	$44,364	$16,840
0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
0.71%	0.74%	0.74%	0.74%	0.76%	0.79%
4.00%	4.63%	4.43%	5.08%	5.28%	5.49%
3.90%	4.49%	4.29%	4.94%	5.12%	5.30%
3%	31%	46%	34%	57%	37%

Notes to financial statements

Delaware Investments® National Tax-Free Funds	February 28, 2015 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund automatically converted to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2015.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 28, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$75	$54	$42

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to limit total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2014 through Feb. 28, 2015.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the six months ended Feb. 28, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,128	$17,667	$18,202

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of each Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend and disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2015, the amounts charged for each Fund was as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$58,152	$78,262	$80,591

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares and Class B shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% and 1.00%, respectively of average daily net assets, which were contractually waived to 0.15% of average daily net assets from Sept. 1, 2014 through Feb. 28, 2015.2 The Class B shares of Delaware Tax-Free USA Fund3 and National High-Yield Municipal Bond Fund4 were subject to a 12b-1 fee of 1.00% of average daily net assets which were contractually waived to 0.25% of average daily net assets from Sept. 1, 2015 through Sept. 25, 2015. Institutional Class shares pay no distribution and service expenses.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$7,697	$10,338	$10,506

For the six months ended Feb. 28, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$11,763	$4,584	$33,530

For the six months ended Feb. 28, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$—	$—	$493
Class C	20	—	3,017

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

1The contractual waiver period is Dec. 27, 2013, through Dec. 29, 2015.

2The contractual waiver period is Dec. 27, 2013, through Dec. 29, 2015 for the Class A shares and March 1, 2013, through Sept. 25, 2015 for the Class B shares.

3The contractual waiver period was May 1, 2013, through Sept. 25, 2014.

4The contractual waiver period was Aug. 1, 2013, through Sept. 25, 2014.

3. Investments

For the six months ended Feb. 28, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$57,940,442	$85,969,747	$255,350,909
Sales	42,192,671	46,055,503	21,548,184

At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$521,279,603	$714,754,191	$849,416,282

Aggregate unrealized appreciation	$57,588,275	$54,065,821	$59,647,942
Aggregate unrealized depreciation	(384,442)	(258,128)	(1,628,489)

Net unrealized appreciation	$57,203,833	$53,807,693	$58,019,453

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those described below, capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735

Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Loss carryforward character:
Short-term	$295,671	$3,525,160	$9,248,756
Long-term	2,251,931	—	5,581,121

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

Delaware Tax-Free USA Fund
Level 2
Municipal Bonds	$563,603,436
Short-Term Investments	14,880,000

Total	$578,483,436

Delaware Tax-Free USA Intermediate Fund
Level 2
Municipal Bonds	$762,116,884
Short-Term Investments	6,445,000

Total	$768,561,884

Delaware National High-Yield Municipal Bond Fund
Level 2
Municipal Bonds	$887,255,735
Short-Term Investments	20,180,000

Total	$907,435,735

During the six months ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Shares sold:
Class A	2,827,270	1,789,524	2,094,228	5,895,384	4,703,700	7,971,429
Class B	—	696	—	654	—	3
Class C	177,758	189,460	287,433	545,377	1,717,906	1,870,701
Institutional Class	630,050	1,205,280	8,423,597	19,954,492	20,603,586	28,345,725

Shares issued upon reinvestment of dividends and distributions:
Class A	642,639	1,427,570	211,423	717,349	297,949	728,826
Class B	52	1,471	1	22	64	1,234
Class C	29,400	66,935	37,844	90,506	93,696	205,676
Institutional Class	33,336	44,454	315,854	424,564	746,705	952,319

	4,340,505	4,725,390	11,370,380	27,628,348	28,163,606	40,075,913

Shares redeemed:
Class A	(2,216,428)	(7,850,023)	(3,539,063)	(19,666,413)	(3,115,897)	10,308,379)
Class B	(20,585)	(72,964)	(413)	(3,463)	(20,948)	(37,265)
Class C	(133,754)	(784,663)	(375,472)	(1,745,318)	(584,899)	(2,618,070)
Institutional Class	(375,815)	(715,016)	(5,107,361)	(15,560,640)	(3,718,829)	(10,503,939)

	(2,746,582)	(9,422,666)	(9,022,309)	(36,975,834)	(7,440,573)	(23,467,653)

Net increase (decrease)	1,593,923	(4,697,276)	2,348,071	(9,347,486)	20,723,033	16,608,260

For the six months ended Feb. 28, 2015 and the year ended Aug. 31, 2014, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 2/28/15				Year ended 8/31/14
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free USA Fund	2,096	2,095	$24,893	20,225	20,230	$230,817
Delaware Tax-Free USA Intermediate Fund	—	—	—	33	33	385
Delaware National High-Yield Municipal Bond Fund	3,664	3,672	39,175	12,965	13,002	130,078

Certain shareholders of Class A may exchange their shares for Institutional Class shares. The following shares and values were exchanged from Class A to Institutional Class. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 2/28/15				Year ended 8/31/14
	Class C Shares	Institutional Class Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	—	—	$—	2,372,246	2,349,034	$28,798,947
Delaware National High-Yield Municipal Bond Fund	5,032	5,008	54,491	783	779	8,059

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit to be used as described above and operates in

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Line of Credit (continued)

substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Feb. 28, 2015 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2015, 2.12%, 2.85%, and 1.32% of Delaware Tax-Free USA Fund’s, Delaware Tax-Free USA Intermediate Fund’s, and Delaware National High-Yield Municipal Bond Fund’s net assets, respectively, were insured by bond insurers. These securities have been identified on the “Schedules of investments.”

As of Feb. 28, 2015, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 11.79%, 20.21%, and 12.01%, respectively, of the Fund’s net assets. As of Feb. 28, 2015, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 14.16%, 17.62%, and 11.37%, respectively, of the Fund’s net assets. As of Feb. 28, 2015, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.92% and 13.14%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.”

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and

Notes to financial statements

Delaware Investments® National Tax-Free Funds

8. Recent Accounting Pronouncements (continued)

similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Funds’ financial statements.

96

About the organization

Board of trustees

Patrick P. Coyne	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Investments®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
Family of Funds	J.P. Morgan Chase & Co.	Philadelphia, PA
Philadelphia, PA	Summit, NJ		Janet L. Yeomans
		Frances A.	Former Vice President
Thomas L. Bennett	Joseph W. Chow	Sevilla-Sacasa	and Treasurer
Chairman of the Board	Former Executive Vice	Chief Executive Officer	3M Corporation
Delaware Investments	President	Banco Itaú	St. Paul, MN
Family of Funds	State Street Corporation	International
Private Investor	Brookline, MA	Miami, FL	J. Richard Zecher
Rosemont, PA			Founder
	John A. Fry		Investor Analytics
	President		Scottsdale, AZ
Drexel University
Philadelphia, PA

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

97

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information

—	Obtain share prices

—	Check your account balance and recent transactions

—	Request statements or literature

—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2014 to Feb. 28, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,028.80	0.85%	$4.28
Class C	1,000.00	1,025.90	1.60%	8.04
Institutional Class	1,000.00	1,030.10	0.60%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,029.40	0.83%	$4.18
Class C	1,000.00	1,025.60	1.58%	7.94
Institutional Class	1,000.00	1,030.70	0.58%	2.92

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,021.92	0.58%	2.91

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,025.50	0.85%	$4.27
Class C	1,000.00	1,021.70	1.60%	8.02
Institutional Class	1,000.00	1,026.80	0.60%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,022.70	0.88%	$4.41
Class C	1,000.00	1,018.90	1.63%	8.16
Institutional Class	1,000.00	1,023.10	0.63%	3.16

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class C	1,000.00	1,016.71	1.63%	8.15
Institutional Class	1,000.00	1,021.67	0.63%	3.16

3

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,030.80	0.81%	$4.08
Class C	1,000.00	1,026.10	1.56%	7.84
Institutional Class	1,000.00	1,031.20	0.56%	2.82

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,028.50	0.89%	$4.48
Class C	1,000.00	1,024.70	1.65%	8.28
Institutional Class	1,000.00	1,028.50	0.65%	3.27

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

4

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.21%
Corporate Revenue Bonds	7.63%
Education Revenue Bonds	21.06%
Electric Revenue Bonds	8.99%
Healthcare Revenue Bonds	19.26%
Lease Revenue Bonds	7.04%
Local General Obligation Bonds	2.85%
Pre-Refunded Bonds	8.20%
Special Tax Revenue Bonds	10.06%
Transportation Revenue Bonds	5.96%
Water & Sewer Revenue Bonds	7.16%
Short-Term Investments	0.75%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	95.36%
Guam	1.60%
Puerto Rico	2.00%
Total	98.96%

5

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.62%
Corporate Revenue Bonds	3.44%
Education Revenue Bonds	12.66%
Electric Revenue Bonds	6.51%
Healthcare Revenue Bonds	16.04%
Housing Revenue Bonds	4.27%
Lease Revenue Bonds	11.82%
Local General Obligation Bonds	6.10%
Pre-Refunded/Escrowed to Maturity Bonds	6.36%
Resource Recovery Revenue Bond	1.20%
Special Tax Revenue Bonds	9.83%
State General Obligation Bonds	8.92%
Transportation Revenue Bonds	5.58%
Water & Sewer Revenue Bonds	3.89%
Short-Term Investments	0.52%
Total Value of Securities	97.14%
Receivables and Other Assets Net of Liabilities	2.86%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
California	96.78%
U.S. Virgin Islands	0.36%
Total	97.14%

6

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.52%
Corporate Revenue Bond	2.06%
Education Revenue Bonds	8.95%
Electric Revenue Bonds	4.82%
Healthcare Revenue Bonds	32.66%
Housing Revenue Bonds	0.95%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	10.05%
Pre-Refunded Bonds	11.12%
Special Tax Revenue Bonds	12.97%
Transportation Revenue Bonds	10.92%
Water & Sewer Revenue Bonds	0.66%
Short-Term Investments	0.47%
Total Value of Securities	98.99%
Receivables and Other Assets Net of Liabilities	1.01%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	95.63%
Guam	1.63%
Puerto Rico	1.15%
U.S. Virgin Islands	0.58%
Total	98.99%

7

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.92%
Corporate Revenue Bonds	5.24%
Education Revenue Bonds	11.72%
Electric Revenue Bond	1.03%
Healthcare Revenue Bonds	11.72%
Housing Revenue Bonds	2.31%
Lease Revenue Bonds	8.28%
Local General Obligation Bonds	29.21%
Pre-Refunded Bonds	2.84%
Special Tax Revenue Bonds	15.02%
Transportation Revenue Bonds	10.52%
Water & Sewer Revenue Bond	1.03%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	2.68%
Idaho	92.12%
Puerto Rico	2.22%
U.S. Virgin Islands	1.90%
Total	98.92%

8

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.72%
Corporate Revenue Bonds	7.71%
Education Revenue Bonds	24.24%
Electric Revenue Bonds	2.65%
Healthcare Revenue Bonds	18.53%
Housing Revenue Bond	0.46%
Lease Revenue Bonds	9.80%
Local General Obligation Bonds	6.64%
Pre-Refunded Bonds	2.42%
Resource Recovery Revenue Bond	0.48%
Special Tax Revenue Bonds	14.18%
State General Obligation Bonds	0.88%
Transportation Revenue Bonds	8.60%
Water & Sewer Revenue Bonds	2.13%
Short-Term Investment	1.26%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.34%
New York	98.86%
Puerto Rico	0.64%
U.S. Virgin Islands	0.14%
Total	99.98%

9

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	100.54%
Corporate Revenue Bonds	5.27%
Education Revenue Bonds	24.69%
Electric Revenue Bonds	1.19%
Healthcare Revenue Bonds	25.39%
Housing Revenue Bonds	1.75%
Lease Revenue Bonds	4.69%
Local General Obligation Bonds	6.50%
Pre-Refunded/Escrowed to Maturity Bonds	10.60%
Resource Recovery Revenue Bond	0.65%
Special Tax Revenue Bonds	3.28%
State General Obligation Bonds	3.91%
Transportation Revenue Bonds	10.63%
Water & Sewer Revenue Bonds	1.99%
Total Value of Securities	100.54%
Liabilities Net of Receivables and Other Assets	(0.54%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.71%
Pennsylvania	98.94%
Puerto Rico	0.89%
Total	100.54%

10

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.21%

Corporate Revenue Bonds – 7.63%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43 •	1,500,000	$1,692,120
Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla) Series D 5.75%
6/1/34 •	1,500,000	1,592,820
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,208,320
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,156,630

		6,649,890

Education Revenue Bonds – 21.06%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,690,740
Arizona State University
Series C 5.50% 7/1/25	330,000	388,354
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,077,550
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	719,697
5.125% 5/15/40	1,305,000	1,464,523
Northern Arizona University
5.00% 6/1/36	475,000	524,277
5.00% 6/1/41	1,240,000	1,363,454
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,322,463
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	1,000,000	973,340
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	533,975
6.40% 7/1/47	500,000	536,120
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	500,000	574,105
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,176,080
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	1,005,830
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	689,505

11

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	$981,009
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,190,820
Series A 5.00% 6/1/38	1,000,000	1,136,710

		18,348,552

Electric Revenue Bonds – 8.99%
Maricopa County Pollution Control
(Southern California Education Co.) Series A 5.00%
6/1/35	2,400,000	2,721,839
Mesa Utilities System Revenue
5.00% 7/1/18 (NATL-RE)	1,500,000	1,699,500
Pinal County Electric District No. 3
5.25% 7/1/41	2,000,000	2,234,860
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,169,910

		7,826,109

Healthcare Revenue Bonds – 19.26%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,659,870
Series A 5.00% 1/1/44	1,000,000	1,124,540
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,087,684
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,122,630
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,890,350
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,742,230
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,313,832
University of Arizona Medical Center Hospital Revenue
6.50% 7/1/39	2,500,000	2,913,650
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33	2,000,000	2,243,400

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	$333,683
Series A 5.25% 8/1/32	300,000	346,140

		16,778,009

Lease Revenue Bonds – 7.04%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,022,270
Arizona State Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,716,060
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A 5.00%
7/1/36	1,000,000	1,083,560
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,006,510
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,302,561

		6,130,961

Local General Obligation Bonds – 2.85%
City of Chandler
5.00% 7/1/23	750,000	931,897
Coconino & Yavapai Counties Joint Unified School District
No. 9
(Sedona Oak Creek Project of 2007) Series B 5.375%
7/1/28	1,350,000	1,553,243

		2,485,140

Pre-Refunded Bonds – 8.20%
Arizona Department of Transportation State Highway Fund
Revenue
Series A 5.00% 7/1/29-18 §	1,115,000	1,266,261
Series B 5.00% 7/1/32-18 §	1,000,000	1,135,660
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00%
7/1/25-19 §	1,000,000	1,167,540
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,108,700

13

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Glendale Industrial Development Authority Hospital
Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	2,205,000	$2,464,330

		7,142,491

Special Tax Revenue Bonds – 10.06%
Arizona Department of Transportation State Highway Fund
Revenue
Subordinated Series A 5.00% 7/1/38	750,000	850,830
Flagstaff Aspen Place Sawmill Improvement District
Revenue
5.00% 1/1/32	570,000	570,752
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,427,988
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	645,730
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	602,301
Series A 5.25% 1/1/36	705,000	788,578
Marana Tangerine Farm Road Improvement District
Revenue
4.60% 1/1/26	667,000	678,039
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,127,400
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) Series A 5.00% 7/1/19
(NATL-RE)	1,000,000	1,059,370
Queen Creek Improvement District No. 1
5.00% 1/1/32	1,000,000	1,011,860

		8,762,848

Transportation Revenue Bonds – 5.96%
City of Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,171,840
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,414,513
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,969,468
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	632,020

		5,187,841

Water & Sewer Revenue Bonds – 7.16%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,232,460

14

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien)
4.00% 7/1/17	2,500,000	$2,700,000
5.00% 7/1/19 (NATL-RE)	1,000,000	1,101,330
Series B 5.00% 7/1/21	1,000,000	1,206,700

		6,240,490

Total Municipal Bonds (cost $79,342,319)		85,552,331

Short-Term Investments – 0.75%

Variable Rate Demand Notes – 0.75%¤
Arizona State University Series A 0.01% 7/1/34 (LOC -
JPMorgan Chase Bank)	500,000	500,000
Phoenix Industrial Development Authority (Southwest
Human Development Project)
0.11% 4/1/28 (LOC - Wells Fargo Bank)	150,000	150,000

Total Short-Term Investments (cost $650,000)		650,000

Total Value of Securities – 98.96% (cost $79,992,319)		$86,202,331

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $574,105, which represents 0.66% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

15

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

16

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.62%

Corporate Revenue Bonds – 3.44%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,185,870
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,535,000	2,179,770

		3,365,640

Education Revenue Bonds – 12.66%
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project) Series
A 5.25% 6/1/36	1,000,000	974,910
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,406,281
(Touro College & University System) Series A 5.25%
1/1/40	1,000,000	1,122,470
California School Finance Authority
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,057,510
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,139,030
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	587,144
California State Educational Facilities Authority
(University of Southern California) Series A 5.00%
10/1/23	1,000,000	1,253,730
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	936,664
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,074,350
(California Baptist University) Series A 6.125% 11/1/33	750,000	854,033
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,121,380
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	855,190

		12,382,692

Electric Revenue Bonds – 6.51%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	950,192
California State Department of Water Resources
Series L 5.00% 5/1/17	1,000,000	1,099,330
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	590,265

17

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	$281,220
Series C 5.25% 11/1/31	1,175,000	1,369,427
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,137,310
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	938,946

		6,366,690

Healthcare Revenue Bonds – 16.04%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	980,356
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,190,440
Series A 5.00% 8/1/26	300,000	345,576
Series A 5.00% 8/1/27	300,000	343,530
Series A 5.00% 8/1/28	250,000	285,088
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	995,827
Series E 5.625% 7/1/25	1,000,000	1,147,170
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	1,000,000	1,075,740
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,162,750
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,164,550
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	597,765
(Cottage Health System Obligation)
5.00% 11/1/39	300,000	343,953
5.00% 11/1/43	700,000	800,674
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,105,410
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	563,750
5.00% 5/15/32	600,000	657,930
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,154,640
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	806,843
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	965,362

		15,687,354

18

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 4.27%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	975,000	$1,089,884
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT) •	1,000,000	1,002,980
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,082,670
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,800

		4,176,334

Lease Revenue Bonds – 11.82%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,123,210
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	624,757
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,193,150
(General Services Buildings 8 &9) Series A 6.25%
4/1/34	1,000,000	1,198,630
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,125,460
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,145,340
Los Angeles County Public Works Financing Authority
Series A 5.00% 12/1/39	1,000,000	1,145,320
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,114,580
San Jose Financing Authority
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,156,420
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,166,350
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	500,000	571,790

		11,565,007

19

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 6.10%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	$692,680
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	931,120
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,150,800
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,106,050
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	947,768
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,137,560

		5,965,978

Pre-Refunded/Escrowed to Maturity Bonds – 6.36%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
Series F-1 5.25% 4/1/23-19 §	1,000,000	1,173,380
Series F-1 5.25% 4/1/27-19 §	800,000	938,704
California State Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28-19 §	740,000	878,032
California State Economic Recovery
Series A 5.00% 7/1/19 §	1,000,000	1,176,860
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25-21 §	1,380,000	1,693,219
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	356,914

		6,217,109

Resource Recovery Revenue Bond – 1.20%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,169,840

		1,169,840

Special Tax Revenue Bonds – 9.83%
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,427,112

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Project) Series A 5.00% 8/1/28
(RADIAN)	940,000	$941,222
Fremont Community Facilities District No. 1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,010,610
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50%
12/1/24	1,000,000	1,057,020
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39	215,000	251,135
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,570
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	919,040
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,168,130
Roseville Westpark Special Tax Public Community
Facilities District No. 1
5.25% 9/1/37	500,000	508,565
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,136,010
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	357,009
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	571,985

		9,618,408

State General Obligation Bonds – 8.92%
California State
5.00% 2/1/17	1,000,000	1,086,520
5.00% 8/1/35	1,000,000	1,164,050
5.25% 11/1/40	1,000,000	1,171,830
Various Purposes
5.25% 3/1/30	1,000,000	1,160,440
5.25% 4/1/35	1,000,000	1,167,120
5.50% 4/1/18	1,000,000	1,141,550
6.00% 3/1/33	1,000,000	1,216,990
6.00% 4/1/38	515,000	618,505

		8,727,005

21

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 5.58%
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	$1,141,260
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	579,685
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	874,124
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,697,535
San Jose Airport Revenue
Series B 5.00% 3/1/28	1,000,000	1,169,810

		5,462,414

Water & Sewer Revenue Bonds – 3.89%
California State Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28	75,000	87,915
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,163,340
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	935,768
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,184,941
Semitropic Improvement District
(Second Lien) Series A 5.00% 12/1/22 (AGM)	355,000	427,796

		3,799,760

Total Municipal Bonds (cost $86,091,889)		94,504,231

	Number of shares

Short-Term Investments – 0.52%

Money Market Instrument – 0.01%
California Municipal Cash Trust	14,594	14,594

		14,594

22

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Note – 0.51%¤
California Pollution Control Financing Authority (Air Products)
0.01% 3/1/41	500,000	$500,000

		500,000

Total Short-Term Investments (cost $514,594)		514,594

Total Value of Securities – 97.14% (cost $86,606,483)		$95,018,825

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $597,765, which represents 0.61% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

BHAC – Insured by Berkshire Hathaway Assurance Company

FNMA – Federal National Mortgage Association Collateral

NATL-RE – Insured by National Public Finance Guarantee Corporation

RADIAN – Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

23

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.52%

Corporate Revenue Bond – 2.06%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	3,000,000	$4,113,360

		4,113,360

Education Revenue Bonds – 8.95%
Colorado Educational & Cultural Facilities Authority Revenue
5.00% 11/1/44	890,000	908,432
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,288,299
7.45% 8/1/48	1,000,000	1,182,370
(Charter School Project) 5.00% 7/15/37	1,150,000	1,238,079
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,030,683
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,088,930
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	460,719
5.00% 12/1/42	540,000	544,450
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	799,036
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	912,451
144A 5.50% 7/1/49 #	870,000	922,348
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (SGI)	1,960,000	1,986,029
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,312,840
Series A 5.00% 6/1/38	1,000,000	1,170,650

		17,845,316

Electric Revenue Bonds – 4.82%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,691,187
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27	2,795,000	3,217,856
Series HH 5.00% 6/1/29	2,355,000	2,707,449

		9,616,492

Healthcare Revenue Bonds – 32.66%
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D 5.00% 12/1/23 (AGM)	2,775,000	3,082,470
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24 —	1,375,000	1,483,254
(American Baptist) 8.00% 8/1/43	1,000,000	1,202,660

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	$1,678,939
Series A 5.00% 2/1/41	2,250,000	2,466,405
Series A 5.25% 2/1/33	1,000,000	1,115,870
Series A 5.25% 1/1/45	3,000,000	3,386,910
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,143,660
Series D 6.25% 10/1/33	2,000,000	2,318,240
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,548,600
6.375% 1/1/41	1,000,000	1,091,190
Series A 5.75% 1/1/37	1,500,000	1,532,595
(Covenant Retirement Communities) Series A 5.00% 12/1/33	4,000,000	4,271,280
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,936,170
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,054,320
5.00% 12/1/42	2,500,000	2,669,850
5.625% 6/1/43	1,150,000	1,314,623
Series A 5.25% 6/1/34	2,750,000	2,760,477
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,298,580
(National Jewish Health Project) 5.00% 1/1/27	300,000	312,954
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,022,980
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,437,319
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,000,000	1,106,150
Series B 5.25% 1/1/25	2,500,000	2,867,075
(Total Long-Term Care)
Series A 6.00% 11/15/30	2,365,000	2,613,940
Series A 6.25% 11/15/40	750,000	828,817
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,111,460
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,783,825
Series A 4.75% 12/1/36	1,500,000	1,522,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,287,014
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,892,222

		65,141,899

25

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 0.95%
Colorado Housing & Finance Authority
(Single Family Mortgage – Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	775,000	$802,195
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (FHLMC)	490,000	538,603
Series AA 4.50% 11/1/23 (FHLMC)	505,000	553,571

		1,894,369

Lease Revenue Bonds – 3.36%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,700,046
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,279,820
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,712,115

		6,691,981

Local General Obligation Bonds – 10.05%
Adams 12 Five Star Schools
5.00% 12/15/25	1,000,000	1,262,770
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,138,990
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,422,585
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,702,908
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	371,900
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,417,555
Jefferson County School District No. R-1
5.25% 12/15/24	2,500,000	3,184,425
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA) @	1,500,000	1,480,590
District No. 2 5.50% 12/15/37 @	1,200,000	1,217,940
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,640,240
Weld County School District No. 4
5.00% 12/1/19 (AGM)	1,085,000	1,208,874

		20,048,777

26

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds – 11.12%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	$2,968,875
Aspen Sales Tax Revenue
(Parks & Open Spaces) Series B 5.25% 11/1/23-15 (AGM) §	2,040,000	2,110,808
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16 §	75,000	81,107
Denver City & County
(Justice System Facilities & Zoo) 5.00% 8/1/19-15 §	1,020,000	1,041,328
(Justice System Facilities) 5.00% 8/1/21-16 §	1,500,000	1,600,650
Douglas County School District No. 1
(Douglas & Elbert Counties) Series B 5.00% 12/15/24-16 §	2,355,000	2,547,592
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,463,700
Grand County School District No. 2
(East Grand) 5.25% 12/1/25-17 (AGM) §	2,485,000	2,790,705
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,622,712
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30-16 (AMBAC) §	2,000,000	2,115,980
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37-16 §	2,690,000	2,844,648

		22,188,105

Special Tax Revenue Bonds – 12.97%
Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue
5.00% 12/1/26 @	1,575,000	1,524,269
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	757,031
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,703,820
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,774,180
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,868,895
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,381,425
Series A 5.25% 1/1/36	1,675,000	1,873,571

27

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	$1,007,732
5.35% 12/1/31	720,000	762,329
Plaza Metropolitan District No. 1
5.00% 12/1/40	1,265,000	1,326,125
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,780,779
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,670,937
6.00% 1/15/41	2,400,000	2,760,528
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/26	500,000	602,240
Series A 5.25% 11/1/18	1,000,000	1,153,190
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	764,131
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,157,450

		25,868,632

Transportation Revenue Bonds – 10.92%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,320,894
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,151,440
Series A 5.25% 11/15/36	2,500,000	2,849,250
Series B 5.00% 11/15/30	1,000,000	1,165,270
Series B 5.00% 11/15/32	1,000,000	1,158,450
Series B 5.00% 11/15/37	8,000,000	9,088,640
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	781,929
Series C 5.375% 9/1/26	2,000,000	2,268,040

		21,783,913

Water & Sewer Revenue Bonds – 0.66%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	286,215

28

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM)	1,000,000	$1,032,560

		1,318,775

Total Municipal Bonds (cost $179,612,930)		196,511,619

	Number of shares

Short-Term Investments – 0.47%

Money Market Mutual Fund – 0.27%
Dreyfus Cash Management Fund	545,237	545,237

		545,237

	Principal amount°
Variable Rate Demand Note – 0.20%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation)
0.01% 1/1/39 (LOC-TD Bank)	400,000	400,000

		400,000

Total Short-Term Investments (cost $945,237)		945,237

Total Value of Securities – 98.99% (cost $180,558,167)		$197,456,856

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $1,834,799, which represents 0.92% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $4,222,799, which represents 2.12% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

29

Schedules of investments

Delaware Tax-Free Colorado Fund

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation collateral

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

VA – Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

30

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.92%

Corporate Revenue Bonds – 5.24%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,750,000	$3,754,087
Power County Industrial Development Revenue
(FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,004,100

		5,758,187

Education Revenue Bonds – 11.72%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,299,287
Series A 4.25% 4/1/32 (NATL-RE)	750,000	768,877
Series A 5.00% 4/1/26	965,000	1,132,302
Series A 5.00% 4/1/39	1,000,000	1,097,230
Series A 5.00% 4/1/42	1,350,000	1,510,367
Idaho Housing & Finance Association Nonprofit Facilities
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	239,543
(North Star Charter School) Series A 6.75% 7/1/48	529,151	522,865
University of Idaho
Series 2011 5.25% 4/1/41 —	1,910,000	2,254,602
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,155,325
Series B 4.50% 4/1/41 (AGM) —	1,100,000	1,197,493
Series B 5.00% 4/1/28	1,000,000	1,143,950
Series B 5.00% 4/1/32	500,000	564,540

		12,886,381

Electric Revenue Bond – 1.03%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,134,250

		1,134,250

Healthcare Revenue Bonds – 11.72%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,642,635
Series A 6.50% 11/1/23	250,000	293,593
Series A 6.75% 11/1/37	1,250,000	1,462,863
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,784,300
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,475,981
Series D 5.00% 12/1/32	2,500,000	2,808,325

31

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,421,861

		12,889,558

Housing Revenue Bonds – 2.31%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,046,979
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,322
Series C Class II 4.95% 7/1/31	995,000	1,045,755
Series I-1 Class I 5.45% 1/1/39 (AMT)	15,000	15,153

		2,543,209

Lease Revenue Bonds – 8.28%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,676,825
Series A 7.00% 2/1/36	1,500,000	1,839,015
Idaho State Building Authority Revenue
5.00% 9/1/30	1,375,000	1,594,780
5.00% 9/1/40	1,250,000	1,419,700
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	528,155
Series A 4.50% 9/1/26	485,000	556,411
Series A 4.50% 9/1/27	505,000	573,842
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	920,131

		9,108,859

Local General Obligation Bonds – 29.21%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,716,240
5.50% 7/30/16	1,305,000	1,399,430
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,758,279
Series A 5.00% 9/15/31	870,000	1,007,121
Series C 5.00% 9/15/23	370,000	445,931
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,576,973
Canyon County School District No. 132 Caldwell
5.00% 7/30/15 (NATL-RE)	1,500,000	1,529,460

32

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	$1,922,599
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,017,335
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,157,180
Series B 5.00% 9/15/24	1,480,000	1,782,985
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,410,763
Series A 5.00% 9/15/31	1,025,000	1,176,823
Series A 5.00% 9/15/33	1,125,000	1,284,649
Series A 5.25% 9/15/26	2,000,000	2,294,600
Series B 5.00% 9/15/30 (NATL-RE)	725,000	772,212
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	608,137
Series B 4.00% 9/15/25	650,000	726,011
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,878,270
Series B 5.00% 8/15/25	1,080,000	1,359,504
Series B 5.00% 8/15/26	710,000	893,997
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,145,260
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,268,600

		32,132,359

Pre-Refunded Bonds – 2.84%
Ada & Boise Counties Independent School District Boise
City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,659,975
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,210,000	1,441,533
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	17,873

		3,119,381

Special Tax Revenue Bonds – 15.02%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	602,301
Series A 5.25% 1/1/36	705,000	788,578

33

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	1,425,000	$1,554,034
Idaho Bond Bank Authority Revenue
Series D 5.00% 9/15/23	1,030,000	1,251,017
Series D 5.00% 9/15/30	350,000	406,203
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,856,760
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,600,710
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,097,750
5.90% 3/1/30	3,000,000	3,272,130
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,736,175
Series A 5.00% 10/1/29	325,000	357,009

		16,522,667

Transportation Revenue Bonds – 10.52%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,187,890
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,209,240
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,285,686
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,117,940
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,101,285
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,671,045

		11,573,086

Water & Sewer Revenue Bond – 1.03%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,131,180

		1,131,180

Total Municipal Bonds (cost $101,689,985)		108,799,117

Total Value of Securities – 98.92% (cost $101,689,985)		$108,799,117

34

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $1,337,293, which represents 1.22% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

35

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.72%

Corporate Revenue Bonds – 7.71%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35
(AMT) #	750,000	$803,557
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) —	250,000	271,830
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	570,235
Class 3 6.375% 7/15/49	865,000	994,542
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,080,871
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,138
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	770,364
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	457,170
Series 1 5.125% 6/1/42	1,050,000	898,758

		6,098,465

Education Revenue Bonds – 24.24%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A
5.00% 4/1/37	250,000	223,537
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	623,773
(Medaille College Project) 5.25% 4/1/35	450,000	468,751
Build NYC Resource
5.50% 11/1/44	1,000,000	1,085,950
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	536,615
5.50% 4/1/43	500,000	552,705
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	846,240
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	873,529
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	463,280

36

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	$391,785
5.00% 10/1/23	470,000	544,110
5.25% 10/1/31	500,000	544,660
5.50% 10/1/41	500,000	548,845
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	338,484
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	559,765
New York State Dormitory Authority
(Brooklyn Law School) 5.75% 7/1/33	340,000	386,039
(Cornell University) Series A 5.00% 7/1/34	170,000	195,203
(Fordham University) 5.00% 7/1/44	650,000	737,646
(Manhattan Marymount) 5.00% 7/1/24	350,000	374,031
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	574,010
5.125% 7/1/39	500,000	561,480
(New York University) Series A 5.25% 7/1/34	500,000	574,365
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,146,090
(Rockefeller University) Series A 5.00% 7/1/27	250,000	289,595
(Skidmore College) Series A 5.00% 7/1/21	325,000	381,872
(Teachers College) 5.50% 3/1/39	250,000	280,983
(Touro College and University) Series A 5.50% 1/1/44	1,000,000	1,126,740
(University of Rochester)
Series A 5.125% 7/1/39	250,000	284,640
Series A-2 4.375% 7/1/20	175,000	183,495
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	538,050
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	411,653
St. Lawrence County Industrial Development Agency Civic
Facility Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	535,390
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project)
5.00% 3/1/26	600,000	601,926
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	186,087
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	552,540

37

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	$643,374

		19,167,238

Electric Revenue Bonds – 2.65%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	840,990
Series A 5.75% 4/1/39	350,000	399,605
Series B 5.75% 4/1/33	250,000	286,730
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	570,685

		2,098,010

Healthcare Revenue Bonds – 18.53%
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	391,667
Series A 5.00% 7/1/44	1,000,000	1,102,280
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	508,840
Monroe County Industrial Development Insured
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	371,930
Series A 5.00% 12/1/28	655,000	736,148
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	689,668
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	427,669
5.00% 7/1/33	725,000	817,474
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	560,770
New York Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	721,188
Series 1 5.00% 7/1/35	225,000	238,266
Subordinate Series A2 5.00% 7/1/26	500,000	564,135
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	683,604
(North Shore Long Island Jewish Group)
Series A 5.00% 5/1/41	500,000	549,920
Series A 5.50% 5/1/37	500,000	563,155
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	598,655

38

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue Non-State
Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	250,000	$275,450
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	367,478
5.00% 7/1/42	750,000	772,717
5.125% 7/1/31	500,000	542,320
Orange County Funding Assisted Living Residence
Revenue
6.50% 1/1/46	500,000	502,075
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	584,105
Southold Local Development
(Peconic Landing Project) 5.00% 12/1/45	750,000	807,248
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	551,740
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	721,370

		14,649,872

Housing Revenue Bond – 0.46%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	345,000	364,765

		364,765

Lease Revenue Bonds – 9.80%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	572,220
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,164,150
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	391,384
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,216,404
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,658,355
New York Liberty Development
(World Trade Center Project)
5.00% 11/15/31	500,000	563,055
144A 5.00% 11/15/44 #	500,000	527,525
144A 5.375% 11/15/40 #	500,000	560,860

39

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	$529,715
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	567,900

		7,751,568

Local General Obligation Bonds – 6.64%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,156,000
Series B 5.00% 8/1/27	500,000	589,910
Series G 5.00% 8/1/22	500,000	602,575
Subordinate Series A-1 5.00% 10/1/27	500,000	591,560
Subordinate Series C-1 5.00% 10/1/19	500,000	557,275
Subordinate Series I-1 5.375% 4/1/36	500,000	575,210
New York Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	594,185
Series A 5.00% 10/1/25 (AGM)	500,000	584,490

		5,251,205

Pre-Refunded Bonds – 2.42%
Albany Industrial Development Agency Civic Facility
Revenue
(St. Peter’s Hospital Project) Series A 5.25%
11/15/32-17 §	800,000	899,512
New York City Transitional Finance Authority
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17 §	335,000	367,522
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series Y 5.50% 7/1/36-16 §	475,000	508,350
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	138,085

		1,913,469

Resource Recovery Revenue Bond – 0.48%
Jefferson County Industrial Development Agency
(Green Bond) 5.25% 1/1/24 (AMT)	370,000	377,345

		377,345

Special Tax Revenue Bonds – 14.18%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	594,025
6.375% 7/15/43	500,000	595,630

40

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development
(Barclays Center Project)
6.50% 7/15/30	500,000	$599,020
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	268,452
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	573,220
New York City Industrial Development Agency Civic
Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	600,000	625,128
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,147,340
Subordinate Series S-1 5.25% 7/15/37	1,000,000	1,157,140
(Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	293,080
Fiscal 2011 5.25% 2/1/29	500,000	587,165
Subordinate Series 5.00% 11/1/18	165,000	181,017
Subordinate Series A-1 5.00% 11/1/42	750,000	861,045
Subordinate Series B-1 5.00% 11/1/40	750,000	863,363
Subordinate Series C 5.25% 11/1/25	500,000	605,660
New York Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	549,040
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	414,519
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	572,585
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	618,520
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	109,849

		11,215,798

State General Obligation Bonds – 0.88%
New York City
Series E 5.00% 8/1/28	125,000	144,213
New York State
Series A 5.00% 3/1/38	500,000	553,185

		697,398

41

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 8.60%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	$239,630
Series C 5.00% 11/15/32	500,000	573,600
Series D 5.00% 11/15/32	500,000	573,600
Series D 5.25% 11/15/27	500,000	586,805
Series F 5.00% 11/15/15	150,000	155,239
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	792,729
New York State Thruway Authority Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	822,375
Niagara Frontier Transportation Authority
(Buffalo Niagara International Airport) Series A
5.00% 4/1/29 (AMT)	350,000	391,447
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	897,607
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	279,375
(JFK International Air Terminal)
6.00% 12/1/42	700,000	826,133
6.50% 12/1/28	550,000	573,777
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24	80,000	91,236

		6,803,553

Water & Sewer Revenue Bonds – 2.13%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	230,132
Series FF-2 5.50% 6/15/40	250,000	289,317
(Second General Resolution) Fiscal 2012 Series BB
5.25% 6/15/44	500,000	573,850
New York State Environmental Facilities Revenue Clean
Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	586,290

		1,679,589

Total Municipal Bonds (cost $72,319,477)		78,068,275

Short-Term Investment – 1.26%

Variable Rate Demand Note – 1.26%¤
City of New York 0.01% 8/1/20 (LOC-JPMorgan Chase
Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investment (cost $1,000,000)		1,000,000

42

Total Value of Securities – 99.98%
(cost $73,319,477)	$79,068,275

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $2,972,813, which represents 3.76% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

43

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.54%

Corporate Revenue Bonds – 5.27%
Allegheny County Industrial Development Authority Environmental Improvement Revenue (U.S. Steel Corp.) 6.75% 11/1/24	2,475,000	$2,847,958
Dauphin County Industrial Development Authority Water Revenue (Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	1,943,707
Pennsylvania Economic Development Financing Authority (National Gypson) 5.50% 11/1/44 (AMT)	4,000,000	4,141,120
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,696,320
Pennsylvania Economic Development Financing Authority Water Facility Revenue (Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,321,048

		25,950,153

Education Revenue Bonds – 24.69%
Allegheny County Higher Education Building Authority Revenue (Carlow University Project) 6.75% 11/1/31	750,000	872,393
7.00% 11/1/40	1,000,000	1,171,020
(Carnegie Mellon University Project) 5.00% 3/1/28	3,000,000	3,527,190
Series A 5.00% 3/1/24	1,000,000	1,194,870
(Chatham University Project) Series A 5.00% 9/1/30	1,500,000	1,626,855
(Duquesne University) Series A 5.00% 3/1/33	425,000	475,813
(Robert Morris University Project) Series A 5.50% 10/15/30	1,275,000	1,392,925
Series A 5.75% 10/15/40	2,200,000	2,411,288
Bucks County Industrial Development Authority Revenue (George School Project) 5.00% 9/15/36	4,455,000	5,049,163
Chester County Industrial Development Authority Student Housing Revenue (Renaissance Academy Charter School) 5.00% 10/1/34	1,000,000	1,072,910
5.00% 10/1/39	1,250,000	1,330,413
5.00% 10/1/44	1,000,000	1,054,210
(West Chester University Project) Series A 5.00% 8/1/30	1,100,000	1,201,431
Series A 5.00% 8/1/45	1,250,000	1,334,937
Delaware County Authority (Eastern University) 5.25% 10/1/32	3,000,000	3,279,810

44

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/39	875,000	$934,316
5.00% 7/1/45	2,500,000	2,642,125
5.00% 7/1/46	1,425,000	1,513,635
Huntingdon County General Authority Revenue (Juniata College) Series A 5.00% 5/1/30	2,650,000	2,921,784
Lehigh County General Purpose Authority Revenue (Muhlenberg College Project) 5.00% 2/1/29	740,000	795,004
5.25% 2/1/34	1,000,000	1,078,910
5.25% 2/1/39	2,750,000	2,957,515
Montgomery County Higher Education & Health Authority Revenue (Arcadia University) 5.625% 4/1/40	2,375,000	2,588,869
5.75% 4/1/40	2,000,000	2,221,620
Northampton County General Purpose Authority Revenue (Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,480,120
Pennsylvania Higher Educational Facilities Authority College & University Revenue 5.00% 6/1/32	2,000,000	2,137,940
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,358,287
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,489,110
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,098,040
(Indiana University - Student Housing Project) Series A 5.00% 7/1/27	1,740,000	1,934,480
Series A 5.00% 7/1/41	1,500,000	1,604,415
(Shippensburg University) 5.00% 10/1/44	1,500,000	1,567,080
6.25% 10/1/43	2,000,000	2,246,200
(Slippery Rock University Foundation) Series A 5.00% 7/1/39 (SGI)	4,000,000	4,068,720
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,648,009
(Thomas Jefferson University Project) 5.00% 3/1/24	1,115,000	1,320,327
(Trustees of the University of Pennsylvania) 5.00% 9/1/29	1,000,000	1,164,300
Series A 5.00% 9/1/29	1,000,000	1,155,020
Series A 5.00% 9/1/41	5,000,000	5,631,200
(University of Pennsylvania) Series B 5.00% 9/1/26	1,450,000	1,672,299
Series B 5.00% 9/1/27	1,550,000	1,781,787

45

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue (University of Pennsylvania) Series B 5.00% 9/1/30	1,000,000	$1,143,340
Series B 5.00% 9/1/31	250,000	284,203
Series B 5.00% 9/1/32	1,000,000	1,136,810
(University of the Sciences) 5.00% 11/1/36	1,500,000	1,698,960
5.00% 11/1/42	1,000,000	1,119,460
Philadelphia Authority for Industrial Development Revenue (First Philadelphia Preparatory) 7.25% 6/15/43	2,500,000	2,795,575
(Green Woods Charter School) Series A 5.50% 6/15/22	1,165,000	1,247,191
Series A 5.75% 6/15/42	2,500,000	2,597,800
(International Apartments Temple University) Series A 5.375% 6/15/30	1,500,000	1,590,180
Series A 5.625% 6/15/42	3,000,000	3,186,390
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,771,419
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,110,790
(Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,625,429
(Tacony Academy Charter School Project) 6.75% 6/15/33	1,020,000	1,127,182
7.00% 6/15/43	1,535,000	1,711,510
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project) Series A 5.50% 7/1/35 (ACA)	1,525,000	1,526,555
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,001,110
University of Pittsburgh Commonwealth System of Higher Education (Capital Project) Series B 5.00% 9/15/28	2,090,000	2,388,118
(University Capital Project) Series B 5.25% 9/15/25	8,075,000	9,490,790

		121,559,152

Electric Revenue Bonds – 1.19%
Philadelphia Gas Works Revenue (8th-1998 General Ordinance) Series A 5.00% 8/1/15	2,640,000	2,691,137
Series A 5.00% 8/1/16	3,000,000	3,178,260

		5,869,397

46

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 25.39%
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	$4,535,807
Berks County Municipal Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	11,594,800
Butler County Hospital Authority Revenue 5.00% 7/1/39	1,625,000	1,798,501
Central Bradford Progress Authority (Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,152,240
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,500,000	2,558,875
6.375% 1/1/39	5,000,000	5,587,950
Dauphin County General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,846,300
Franklin County Industrial Development Authority Revenue (Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,522,172
Geisinger Authority Health System Series A-1 5.125% 6/1/41	4,000,000	4,484,160
Indiana County Hospital Authority Revenue (Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,864,541
Lancaster County Hospital Authority Revenue (Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,143,430
(Masonic Villages of the Grand Lodge) 5.00% 11/1/35	2,000,000	2,259,500
(St. Anne’s Retirement Community) 5.00% 4/1/27	1,425,000	1,497,832
5.00% 4/1/33	1,830,000	1,890,591
Lehigh County General Purpose Authority Revenue (Bible Fellowship Church Homes Project) 5.125% 7/1/32	1,000,000	1,044,220
5.25% 7/1/42	1,500,000	1,560,570
Monroe County Hospital Authority (Pocono Medical Center) Series A 5.00% 1/1/32	1,150,000	1,251,579
Series A 5.00% 1/1/41	1,500,000	1,623,015
Monroeville Finance Authority 5.00% 2/15/25	1,000,000	1,211,350
Montgomery County Higher Education & Health Authority Revenue (Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,510,150

47

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Higher Education & Health Authority Revenue (Abington Memorial Hospital Obligation Group) 5.00% 6/1/31	4,000,000	$4,469,880
Montgomery County Industrial Development Authority Retirement Community Revenue (ACTS Retirement Life Communities) 5.00% 11/15/27	1,250,000	1,356,263
5.00% 11/15/28	1,600,000	1,731,120
5.00% 11/15/29	680,000	735,277
Series A-1 6.25% 11/15/29	700,000	803,810
Series B 5.00% 11/15/22	3,000,000	3,135,600
(Foulkeways at Gwynedd Project) Series A 5.00% 12/1/24	1,000,000	1,025,690
Series A 5.00% 12/1/30	1,500,000	1,528,185
Montgomery County Industrial Development Authority Revenue (New Regional Medical Center Project) 5.375% 8/1/38 (FHA)	995,000	1,144,240
(Whitemarsh Continuing Care) 5.375% 1/1/50	4,000,000	4,072,400
6.125% 2/1/28	3,000,000	3,007,290
6.25% 2/1/35	1,000,000	1,002,480
Northampton County Industrial Development Authority (Morningstar Senior Living) 5.00% 7/1/27	1,400,000	1,495,606
5.00% 7/1/32	1,275,000	1,340,471
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	5,847,300
Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,416,775
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) 5.25% 9/1/50	2,500,000	2,801,725
(University of Pennsylvania Health Care System) 5.00% 8/15/24	4,850,000	5,705,152
5.25% 8/15/26	3,910,000	4,614,817
5.75% 8/15/23	2,500,000	3,087,625
Pocono Mountains Industrial Park Authority Revenue (St. Luke’s Hospital - Monroe Project) 5.00% 8/15/40	2,750,000	3,110,607

48

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Mary Hospital Authority Health System Revenue (Catholic Health East) 6.25% 11/15/34	4,795,000	$5,608,616

		124,978,512

Housing Revenue Bonds – 1.75%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed (New Hope Manor Project) Series A 5.40% 3/1/22 (AMT)	950,000	950,513
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,342,777
Philadelphia Authority for Industrial Development Revenue (Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35 (HUB)	2,295,000	2,338,903

		8,632,193

Lease Revenue Bonds – 4.69%
Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Project) 5.10% 9/1/26	1,335,000	1,351,527
5.125% 9/1/31	910,000	918,545
Pennsylvania Commonwealth Financing Authority Revenue Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	11,189,200
Pennsylvania Industrial Development Authority (Economic Development) 5.50% 7/1/23	4,385,000	4,975,923
Philadelphia Municipal Authority Lease Revenue 6.50% 4/1/39	4,000,000	4,632,880

		23,068,075

Local General Obligation Bonds – 6.50%
Allegheny County Series C-65 5.00% 5/1/18	3,765,000	4,227,756
Series C-69 5.00% 12/1/28	1,000,000	1,148,770
Series C-70 5.00% 12/1/33	2,205,000	2,491,914
Bethel Park School District 5.10% 8/1/33	3,000,000	3,424,860
Chester County 5.00% 11/15/32	5,725,000	6,616,153
5.00% 11/15/33	2,625,000	3,026,599
Series C 5.00% 7/15/29	3,000,000	3,448,800
City of Philadelphia Series A 5.25% 7/15/29	2,500,000	2,933,575
City of Pittsburgh Series B 5.00% 9/1/26	3,000,000	3,491,340

49

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Fox Chapel Area School District 5.00% 8/1/25	1,000,000	$1,199,250

		32,009,017

Pre-Refunded/Escrowed to Maturity Bonds – 10.60%
Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	10,075,600
Commonwealth of Pennsylvania Second Series 5.00% 1/1/22-16§	10,000,000	10,407,800
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,638,880
Pennsylvania Higher Educational Facilities Authority College & University Revenue (Widener University) 5.00% 7/15/39-15§	1,440,000	1,466,827
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,398,103
(Widener University) 5.00% 7/15/39-15§	1,560,000	1,589,063
Pennsylvania Industrial Development Authority Revenue (Economic Development) 5.50% 7/1/23-18§	615,000	708,763
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Presbyterian Medical Center Project) 6.65% 12/1/19	8,920,000	10,254,432
Puerto Rico Highway & Transportation Authority Revenue Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,407,335
South Fork Municipal Hospital Authority Revenue (Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	4,253,515

		52,200,318

Resource Recovery Revenue Bond – 0.65%
Pennsylvania Economic Development Financing Authority (Colver Project) Series F 4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,216,228

		3,216,228

Special Tax Revenue Bonds – 3.28%
Allentown Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	3,500,000	3,793,510
Guam Government Limited Obligation Revenue (Section 30) Series A 5.625% 12/1/29	90,000	99,856
Series A 5.75% 12/1/34	3,050,000	3,383,670
Northampton County Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,000,000	2,197,840

50

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	$2,340,060
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,329,190
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,020,600

		16,164,726

State General Obligation Bonds – 3.91%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,772,940
First Series 5.00% 3/15/28	5,000,000	5,647,600
First Series 5.00% 11/15/29	6,000,000	6,968,220
Second Series 5.00% 4/15/18	4,335,000	4,859,492

		19,248,252

Transportation Revenue Bonds – 10.63%
Lehigh Northampton Airport Authority Revenue
Series A 6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,528,019
Series A 6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,703,294
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
4.125% 12/31/38 (AMT)	1,875,000	1,846,350
5.00% 12/31/38 (AMT)	1,165,000	1,285,997
5.00% 6/30/42 (AMT)	5,000,000	5,485,550
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,858,050
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,427,250
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,071,220
Series A 5.00% 12/1/23	2,450,000	2,958,767
Series C 5.00% 12/1/44	5,000,000	5,655,100
Series E 5.00% 12/1/29	5,000,000	5,636,950
Series E 5.00% 12/1/30	2,000,000	2,248,260
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,407,772
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,191,692

		52,304,271

51

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 1.99%
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	$1,230,213
6.00% 12/1/37	1,000,000	1,077,630
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,299,040
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,188,455

		9,795,338

Total Municipal Bonds (cost $452,361,056)		494,995,632

Total Value of Securities – 100.54% (cost $452,361,056)		$494,995,632

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $2,625,429, which represents 0.53% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

HUB – Housing and Urban Development Section 8

NATL-RE – Insured by National Public Finance Guarantee Corporation

RADIAN – Insured by Radian Asset Assurance

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

52

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Statements of assets and liabilities

February 28, 2015 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value[1]	$85,552,331	$94,504,231	$196,511,619
Short-term investments, at value[2]	650,000	514,594	945,237
Cash	87,690	—	—
Interest receivable	794,202	1,250,443	2,255,503
Receivable for fund shares sold	193,218	123,894	110,126
Receivable for securities sold	—	2,130,000	—
Total assets	87,277,441	98,523,162	199,822,485
Liabilities:
Cash overdraft	—	8,628	5,866
Income distribution payable	45,228	52,989	111,523
Payable for fund shares redeemed	29,519	129,112	45,356
Payable for securities purchased	—	427,182	—
Other accrued expenses	39,687	31,341	73,887
Investment management fees payable	26,538	28,542	64,520
Distribution fees payable to affiliates	20,389	26,214	44,501
Other affiliates payable	3,453	6,364	7,551
Trustees’ fees and expenses payable	481	541	1,100
Total liabilities	165,295	710,913	354,304
Total Net Assets	$87,112,146	$97,812,249	$199,468,181

Net Assets Consist of:
Paid-in capital	$82,557,709	$91,373,792	$188,486,939
Undistributed net investment income	23,116	20,957	360,422
Accumulated net realized loss on investments	(1,678,691)	(1,994,842)	(6,277,869)
Net unrealized appreciation of investments	6,210,012	8,412,342	16,898,689
Total Net Assets	$87,112,146	$97,812,249	$199,468,181

54

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value

Class A:
Net assets	$80,068,905	$70,072,137	$182,370,054
Shares of beneficial interest outstanding, unlimited authorization, no par	6,905,739	5,728,659	15,981,430
Net asset value per share	$11.59	$12.23	$11.41
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.14	$12.81	$11.95

Class C:
Net assets	$6,580,616	$16,599,403	$12,261,236
Shares of beneficial interest outstanding, unlimited authorization, no par	566,058	1,354,744	1,071,556
Net asset value per share	$11.63	$12.25	$11.44

Institutional Class:
Net assets	$462,625	$11,140,709	$4,836,891
Shares of beneficial interest outstanding, unlimited authorization, no par	39,901	910,929	423,893
Net asset value per share	$11.59	$12.23	$11.41

[1] Investments, at cost	$79,342,319	$86,091,889	$179,612,930
[2] Short-term investments, at cost	650,000	514,594	945,237

See accompanying notes, which are an integral part of the financial statements.

55

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$108,799,117	$78,068,275	$494,995,632
Short-term investments, at value[2]	—	1,000,000	—
Cash	—	1,191,048	2,719,127
Interest receivable	1,605,243	839,271	6,251,219
Receivable for fund shares sold	22,623	232,528	333,313
Receivable for securities sold	—	—	5,107,704

Total assets	110,426,983	81,331,122	509,406,995

Liabilities:
Cash overdraft	250,950	—	—
Income distribution payable	53,424	39,072	278,799
Payable for fund shares redeemed	11,640	470,000	262,553
Payable for securities purchased	—	1,646,752	16,092,160
Other accrued expenses	45,403	43,855	136,696
Investment management fees payable	37,886	20,219	181,806
Distribution fees payable to affiliates	37,739	23,844	109,146
Other affiliates payable	4,367	5,355	18,420
Trustees’ fees and expenses payable	609	434	2,712

Total liabilities	442,018	2,249,531	17,082,292

Total Net Assets	$109,984,965	$79,081,591	$492,324,703

Net Assets Consist of:
Paid-in capital	$108,103,712	$74,804,780	$454,278,184
Undistributed (distributions in excess of) net investment income	(12,234)	6,295	(108,967)
Accumulated net realized loss on investments	(5,215,645)	(1,478,283)	(4,479,091)
Net unrealized appreciation of investments	7,109,132	5,748,799	42,634,577

Total Net Assets	$109,984,965	$79,081,591	$492,324,703

56

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value

Class A:
Net assets	$77,683,702	$50,242,059	$451,247,708
Shares of beneficial interest outstanding, unlimited authorization, no par	6,674,842	4,321,186	54,723,061
Net asset value per share	$ 11.64	$ 11.63	$ 8.25
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 12.19	$ 12.18	$ 8.64

Class C:
Net assets	$29,505,594	$18,418,155	$ 33,391,641
Shares of beneficial interest outstanding, unlimited authorization, no par	2,537,087	1,587,968	4,047,702
Net asset value per share	$ 11.63	$ 11.60	$ 8.25

Institutional Class:
Net assets	$ 2,795,669	$10,421,377	$ 7,685,354
Shares of beneficial interest outstanding, unlimited authorization, no par	240,161	896,694	932,519
Net asset value per share	$ 11.64	$ 11.62	$ 8.24

[1] Investments, at cost	$ 101,689,985	$ 72,319,477	$ 452,361,056
[2] Short-term investments, at cost	—	1,000,000	—

See accompanying notes, which are an integral part of the financial statements.

57

Statements of operations

Six months ended February 28, 2015 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$1,796,205	$2,019,842	$4,298,087
Expenses:
Management fees	216,676	264,308	543,469
Distribution expenses – Class A	99,992	87,780	226,888
Distribution expenses – Class B	21	135	9
Distribution expenses – Class C	31,470	78,928	59,194
Dividend disbursing and transfer agent fees and expenses	25,104	32,108	61,667
Audit and tax	19,445	19,445	19,445
Accounting and administration expenses	14,075	15,608	32,093
Reports and statements to shareholders	14,032	14,561	28,385
Registration fees	10,338	6,585	9,587
Legal fees	4,934	5,312	14,098
Custodian fees	2,310	2,219	4,761
Trustees’ fees and expenses	2,012	2,232	4,584
Other	5,846	6,534	8,410
	446,255	535,755	1,012,590
Less expenses waived	(55,227)	(90,996)	(135,179)
Less waived distribution expenses – Class B	(16)	(104)	(7)
Less expense paid indirectly	(7)	(6)	(22)
Total operating expenses	391,005	444,649	877,382
Net Investment Income	1,405,200	1,575,193	3,420,705

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	107,851	58,665	(79,802)
Net change in unrealized appreciation (depreciation) of investments	977,167	1,120,845	1,676,313
Net Realized and Unrealized Gain	1,085,018	1,179,510	1,596,511
Net Increase in Net Assets Resulting from Operations	$2,490,218	$2,754,703	$5,017,216

See accompanying notes, which are an integral part of the financial statements.

58

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$2,225,471	$1,491,563	$10,587,498

Expenses:
Management fees	303,585	206,282	1,337,714
Distribution expenses – Class A	96,520	60,173	537,404
Distribution expenses – Class B	123	2	236
Distribution expenses – Class C	151,954	90,432	163,561
Dividend disbursing and transfer agent fees and expenses	35,071	29,493	166,040
Audit and tax	19,445	19,445	19,446
Accounting and administration expenses	17,929	12,179	78,994
Reports and statements to shareholders	14,094	9,267	53,343
Registration fees	6,710	11,210	14,240
Legal fees	6,064	4,451	29,322
Trustees’ fees and expenses	2,563	1,737	11,287
Custodian fees	2,551	1,494	10,192
Other	6,405	7,783	15,797

	663,014	453,948	2,437,576
Less expenses waived	(65,336)	(93,793)	(158,049)
Less waived distribution expenses – Class B	(94)	(2)	(182)
Less expense paid indirectly	(15)	(5)	(61)

Total operating expenses	597,569	360,148	2,279,284

Net Investment Income	1,627,902	1,131,415	8,308,214

Net Realized and Unrealized Gain:
Net realized gain	59,026	80,558	474,710
Net change in unrealized appreciation (depreciation) of investments	660,617	968,794	4,596,390

Net Realized and Unrealized Gain	719,643	1,049,352	5,071,100

Net Increase in Net Assets Resulting from Operations	$2,347,545	$2,180,767	$13,379,314

See accompanying notes, which are an integral part of the financial statements.

59

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,405,200	$3,389,131
Net realized gain (loss)	107,851	(1,899,569)
Net change in unrealized appreciation (depreciation)	977,167	8,167,044

Net increase in net assets resulting from operations	2,490,218	9,656,606

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,315,464)	(3,173,654)
Class B	(75)	(2,476)
Class C	(79,742)	(194,104)
Institutional Class	(6,771)	(1,284)

Net realized gain:
Class A	—	(209,767)
Class B	—	(232)
Class C	—	(15,880)

	(1,402,052)	(3,597,397)

Capital Share Transactions:
Proceeds from shares sold:
Class A	884,607	4,631,052
Class B	—	56
Class C	563,194	550,574
Institutional Class	259,726	215,999

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,013,801	2,589,656
Class B	75	2,708
Class C	67,888	176,745
Institutional Class	5,531	1,080

	2,794,822	8,167,870

60

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,424,731)	$(15,145,773)
Class B	(27,850)	(82,753)
Class C	(368,262)	(1,402,453)
Institutional Class	(26,864)	(467)

	(4,847,707)	(16,631,446)

Decrease in net assets derived from capital share transactions	(2,052,885)	(8,463,576)

Net Decrease in Net Assets	(964,719)	(2,404,367)

Net Assets:
Beginning of period	88,076,865	90,481,232

End of period	$87,112,146	$88,076,865

Undistributed net investment income	$23,116	$19,968

See accompanying notes, which are an integral part of the financial statements.

61

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,575,193	$3,445,515
Net realized gain (loss)	58,665	(1,648,961)
Net change in unrealized appreciation (depreciation)	1,120,845	9,770,515

Net increase in net assets resulting from operations	2,754,703	11,567,069

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,183,763)	(2,927,750)
Class B	(483)	(9,893)
Class C	(206,350)	(477,653)
Institutional Class	(182,403)	(34,509)

	(1,572,999)	(3,449,805)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,428,049	8,304,547
Class B	2	—
Class C	1,788,082	1,680,819
Institutional Class	6,113,810	5,948,986

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,056,300	2,547,795
Class B	518	9,593
Class C	170,887	404,783
Institutional Class	158,867	29,141

	12,716,515	18,925,664

62

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,222,789)	$(28,813,534)
Class B	(181,298)	(309,571)
Class C	(1,025,759)	(6,229,137)
Institutional Class	(1,248,048)	(71,562)

	(11,677,894)	(35,423,804)

Increase (Decrease) in net assets derived from capital share transactions	1,038,621	(16,498,140)

Net Increase (Decrease) in Net Assets	2,220,325	(8,380,876)

Net Assets:
Beginning of period	95,591,924	103,972,800

End of period	$97,812,249	$95,591,924

Undistributed net investment income	$20,957	$18,763

See accompanying notes, which are an integral part of the financial statements.

63

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,420,705	$7,137,041
Net realized loss	(79,802)	(4,499,483)
Net change in unrealized appreciation (depreciation)	1,676,313	19,363,895

Net increase in net assets resulting from operations	5,017,216	22,001,453

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,170,327)	(6,745,518)
Class B	(32)	(584)
Class C	(162,308)	(365,812)
Institutional Class	(80,174)	(10,576)

	(3,412,841)	(7,122,490)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,364,750	6,475,422
Class B	—	7,595
Class C	894,843	533,231
Institutional Class	2,002,690	3,111,270

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,674,407	5,607,046
Class B	32	584
Class C	149,240	329,933
Institutional Class	72,888	7,563

	9,158,850	16,072,644

64

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,708,764)	$(32,730,998)
Class B	(11,706)	(12,304)
Class C	(899,994)	(3,571,888)
Institutional Class	(352,321)	(72,761)

	(9,972,785)	(36,387,951)

Decrease in net assets derived from capital share transactions	(813,935)	(20,315,307)

Net Increase (Decrease) in Net Assets	790,440	(5,436,344)

Net Assets:
Beginning of period	198,677,741	204,114,085

End of period	$199,468,181	$198,677,741

Undistributed net investment income	$360,422	$352,558

See accompanying notes, which are an integral part of the financial statements.

65

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,627,902	$3,486,244
Net realized gain (loss)	59,026	(3,874,468)
Net change in unrealized appreciation (depreciation)	660,617	9,586,365

Net increase in net assets resulting from operations	2,347,545	9,198,141

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,212,193)	(2,665,570)
Class B	(406)	(7,007)
Class C	(363,337)	(803,312)
Institutional Class	(47,556)	(4,657)

	(1,623,492)	(3,480,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,736,855	9,285,865
Class C	1,408,409	2,144,338
Institutional Class	2,107,573	1,080,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,063,256	2,197,153
Class B	406	7,006
Class C	342,592	743,871
Institutional Class	35,914	3,806

	7,695,005	15,462,614

66

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,200,848)	$(22,518,291)
Class B	(164,622)	(149,948)
Class C	(3,632,786)	(6,543,849)
Institutional Class	(458,505)	(16,218)

	(11,456,761)	(29,228,306)

Decrease in net assets derived from capital share transactions	(3,761,756)	(13,765,692)

Net Decrease in Net Assets	(3,037,703)	(8,048,097)

Net Assets:
Beginning of period	113,022,668	121,070,765

End of period	$109,984,965	$113,022,668

Distributions in excess of net investment income	$(12,234)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

67

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,131,415	$2,293,002
Net realized gain (loss)	80,558	(1,368,268)
Net change in unrealized appreciation (depreciation)	968,794	7,286,999

Net increase in net assets resulting from operations	2,180,767	8,211,733

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(758,225)	(1,787,546)
Class B	(7)	(1,862)
Class C	(217,288)	(492,130)
Institutional Class	(148,949)	(7,986)

	(1,124,469)	(2,289,524)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,872,570	6,939,548
Class B	—	28
Class C	1,288,724	1,245,823
Institutional Class	8,760,676	1,746,280

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	691,678	1,603,672
Class B	8	1,796
Class C	161,368	356,769
Institutional Class	137,266	6,488

	16,912,290	11,900,404

68

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,561,511)	$(18,128,340)
Class B	(2,832)	(139,563)
Class C	(1,778,931)	(5,801,995)
Institutional Class	(395,982)	(6,491)

	(11,739,256)	(24,076,389)

Increase (decrease) in net assets derived from capital share transactions	5,173,034	(12,175,985)

Net Increase (Decrease) in Net Assets	6,229,332	(6,253,776)

Net Assets:
Beginning of period	72,852,259	79,106,035

End of period	$79,081,591	$72,852,259

Undistributed (distributions in excess of) net investment income	$6,295	$(651)

See accompanying notes, which are an integral part of the financial statements.

69

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,308,214	$17,708,242
Net realized gain (loss)	474,710	(3,548,060)
Net change in unrealized appreciation (depreciation)	4,596,390	38,408,517

Net increase in net assets resulting from operations	13,379,314	52,568,699

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,742,200)	(16,741,916)
Class B	(859)	(15,706)
Class C	(442,003)	(929,492)
Institutional Class	(123,153)	(21,128)

	(8,308,215)	(17,708,242)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,714,161	28,015,218
Class B	—	8
Class C	2,610,442	3,328,437
Institutional Class	4,179,470	3,678,035

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,399,815	13,573,156
Class B	859	15,961
Class C	404,831	849,287
Institutional Class	101,461	16,940

	26,411,039	49,477,042

70

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(23,822,171)	$(76,268,880)
Class B	(317,202)	(340,277)
Class C	(2,056,589)	(6,951,069)
Institutional Class	(408,618)	(8,738)

	(26,604,580)	(83,568,964)

Decrease in net assets derived from capital share transactions	(193,541)	(34,091,922)

Net Increase in Net Assets	4,877,558	768,535

Net Assets:
Beginning of period	487,447,145	486,678,610

End of period	$492,324,703	$487,447,145

Distributions in excess of net investment income	$(108,967)	$(108,966)

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.450	$10.690	$12.010	$11.340	$11.760	$11.090

0.188	0.428	0.450	0.460	0.445	0.447
0.140	0.784	(1.206)	0.670	(0.394)	0.668

0.328	1.212	(0.756)	1.130	0.051	1.115

(0.188)	(0.425)	(0.448)	(0.457)	(0.444)	(0.445)
—	(0.027)	(0.116)	(0.003)	(0.027)	—

(0.188)	(0.452)	(0.564)	(0.460)	(0.471)	(0.445)

$11.590	$11.450	$10.690	$12.010	$11.340	$11.760

2.88%	11.56%	(6.62% )	10.15%	0.57%	10.27%

$80,069	$81,592	$83,896	$99,953	$95,487	$108,214
0.85%	0.84%	0.84%	0.84%	0.87%	0.86%
0.98%	0.96%	0.94%	0.90%	0.93%	0.92%
3.30%	3.86%	3.83%	3.94%	3.98%	3.94%
3.17%	3.74%	3.73%	3.88%	3.92%	3.88%
11%	11%	18%	34%	32%	15%

73

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.480	$10.720	$12.040	$11.370	$11.790	$11.120

0.145	0.346	0.362	0.373	0.362	0.363
0.150	0.784	(1.205)	0.670	(0.394)	0.668

0.295	1.130	(0.843)	1.043	(0.032)	1.031

(0.145)	(0.343)	(0.361)	(0.370)	(0.361)	(0.361)
—	(0.027)	(0.116)	(0.003)	(0.027)	—

(0.145)	(0.370)	(0.477)	(0.373)	(0.388)	(0.361)

$11.630	$11.480	$10.720	$12.040	$11.370	$11.790

2.59%	10.72%	(7.30% )	9.31%	(0.17% )	9.43%

$6,580	$6,238	$6,482	$7,108	$6,801	$7,995
1.60%	1.59%	1.59%	1.59%	1.62%	1.61%
1.73%	1.71%	1.69%	1.65%	1.68%	1.67%
2.55%	3.11%	3.08%	3.19%	3.23%	3.19%
2.42%	2.99%	2.98%	3.13%	3.17%	3.13%
11%	11%	18%	34%	32%	15%

75

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.450	$10.770

Income from investment operations:
Net investment income[3]	0.202	0.325
Net realized and unrealized gain	0.140	0.675

Total from investment operations	0.342	1.000

Less dividends and distributions from:
Net investment income	(0.202)	(0.320)

Total dividends and distributions	(0.202)	(0.320)

Net asset value, end of period	$11.590	$11.450

Total return[4]	3.01%	9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$463	$219
Ratio of expenses to average net assets	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.71%
Ratio of net investment income to average net assets	3.55%	4.06%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.94%
Portfolio turnover	11%	11% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

76

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Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.080	$11.110	$12.210	$11.170	$11.570	$10.620

0.204	0.427	0.439	0.484	0.476	0.497
0.150	0.970	(1.100)	1.039	(0.401)	0.950

0.354	1.397	(0.661)	1.523	0.075	1.447

(0.204)	(0.427)	(0.439)	(0.483)	(0.475)	(0.497)

(0.204)	(0.427)	(0.439)	(0.483)	(0.475)	(0.497)

$12.230	$12.080	$11.110	$12.210	$11.170	$11.570

2.94%	12.79%	(5.63% )	13.90%	0.83%	13.92%

$70,072	$73,955	$85,269	$97,821	$67,047	$72,902
0.83%	0.82%	0.82%	0.82%	0.82%	0.82%
1.02%	1.00%	0.99%	0.97%	0.98%	0.98%
3.38%	3.69%	3.62%	4.10%	4.36%	4.48%
3.19%	3.51%	3.45%	3.95%	4.20%	4.32%
10%	13%	38%	32%	44%	35%

79

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.100	$11.120	$12.230	$11.180	$11.590	$10.640

0.158	0.341	0.349	0.397	0.394	0.415
0.150	0.980	(1.110)	1.049	(0.411)	0.950

0.308	1.321	(0.761)	1.446	(0.017)	1.365

(0.158)	(0.341)	(0.349)	(0.396)	(0.393)	(0.415)

(0.158)	(0.341)	(0.349)	(0.396)	(0.393)	(0.415)

$12.250	$12.100	$11.120	$12.230	$11.180	$11.590

2.56%	12.04%	(6.41% )	13.13%	(0.01% )	13.06%

$16,599	$15,473	$18,248	$18,830	$14,863	$15,526
1.58%	1.57%	1.57%	1.57%	1.57%	1.57%
1.77%	1.75%	1.74%	1.72%	1.73%	1.73%
2.63%	2.94%	2.87%	3.35%	3.61%	3.73%
2.44%	2.76%	2.70%	3.20%	3.45%	3.57%
10%	13%	38%	32%	44%	35%

81

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$12.080	$11.270

Income from investment operations:
Net investment income[3]	0.219	0.319
Net realized and unrealized gain	0.150	0.808

Total from investment operations	0.369	1.127

Less dividends and distributions from:
Net investment income	(0.219)	(0.317)

Total dividends and distributions	(0.219)	(0.317)

Net asset value, end of period	$12.230	$12.080

Total return[4]	3.07%	10.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,141	$5,983
Ratio of expenses to average net assets	0.58%	0.57%
Ratio of expenses to average net assets prior to fees waived	0.77%	0.75%
Ratio of net investment income to average net assets	3.63%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.44%	3.71%
Portfolio turnover	10%	13% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

82

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Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.320	$10.490	$11.640	$10.880	$11.260	$10.600

0.198	0.405	0.412	0.444	0.460	0.455
0.089	0.826	(1.149)	0.758	(0.397)	0.661

0.287	1.231	(0.737)	1.202	0.063	1.116

(0.197)	(0.401)	(0.413)	(0.442)	(0.443)	(0.456)

(0.197)	(0.401)	(0.413)	(0.442)	(0.443)	(0.456)

$11.410	$11.320	$10.490	$11.640	$10.880	$11.260

2.55%	11.94%	(6.56%)	11.23%	0.71%	10.74%

$182,370	$183,560	$190,311	$230,787	$216,151	$237,545
0.85%	0.84%	0.84%	0.84%	0.88%	0.93%
0.99%	0.97%	0.96%	0.93%	0.95%	0.95%
3.50%	3.69%	3.60%	3.91%	4.30%	4.16%
3.36%	3.56%	3.48%	3.82%	4.23%	4.14%
3%	22%	21%	24%	26%	17%

85

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.350	$10.520	$11.670	$10.910	$11.290	$10.630

0.156	0.324	0.327	0.360	0.381	0.374
0.089	0.826	(1.149)	0.758	(0.397)	0.661

0.245	1.150	(0.822)	1.118	(0.016)	1.035

(0.155)	(0.320)	(0.328)	(0.358)	(0.364)	(0.375)

(0.155)	(0.320)	(0.328)	(0.358)	(0.364)	(0.375)

$11.440	$11.350	$10.520	$11.670	$10.910	$11.290

2.17%	11.09%	(7.23% )	10.39%	(0.03% )	9.90%

$12,261	$12,029	$13,788	$14,282	$13,253	$15,155
1.60%	1.59%	1.59%	1.59%	1.63%	1.68%
1.74%	1.72%	1.71%	1.68%	1.70%	1.70%
2.75%	2.94%	2.85%	3.16%	3.55%	3.41%
2.61%	2.81%	2.73%	3.07%	3.48%	3.39%
3%	22%	21%	24%	26%	17%

87

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	12/31/13[2]
	2/28/15[1]	to
	(Unaudited)	8/31/14

Net asset value, beginning of period	$11.320	$10.590

Income from investment operations:
Net investment income[3]	0.212	0.326
Net realized and unrealized gain	0.089	0.710

Total from investment operations	0.301	1.036

Less dividends and distributions from:
Net investment income	(0.211)	(0.306)

Total dividends and distributions	(0.211)	(0.306)

Net asset value, end of period	$11.410	$11.320

Total return[4]	2.68%	9.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,837	$3,077
Ratio of expenses to average net assets	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.72%
Ratio of net investment income to average net assets	3.75%	3.91%
Ratio of net investment income to average net assets prior to fees waived	3.61%	3.78%
Portfolio turnover	3%	22% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

88

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Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

90

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.560	$10.990	$12.240	$11.730	$12.120	$11.490

0.181	0.374	0.419	0.438	0.438	0.431
0.080	0.569	(1.250)	0.509	(0.385)	0.633

0.261	0.943	(0.831)	0.947	0.053	1.064

(0.181)	(0.373)	(0.419)	(0.437)	(0.436)	(0.434)
—	—	—	—	(0.007)	—

(0.181)	(0.373)	(0.419)	(0.437)	(0.443)	(0.434)

$11.640	$11.560	$10.990	$12.240	$11.730	$12.120

2.27%	8.71%	(6.99% )	8.21%	0.56%	9.44%

$77,684	$80,600	$87,537	$119,025	$98,821	$104,287
0.88%	0.88%	0.88%	0.88%	0.90%	0.94%
1.00%	0.99%	0.97%	0.94%	0.96%	0.96%
3.15%	3.32%	3.51%	3.65%	3.78%	3.66%
3.03%	3.21%	3.42%	3.59%	3.72%	3.64%
3%	16%	17%	17%	32%	7%

91

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

92

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.550	$10.980	$12.230	$11.720	$12.110	$11.480

0.138	0.289	0.329	0.348	0.351	0.342
0.080	0.569	(1.250)	0.509	(0.385)	0.633

0.218	0.858	(0.921)	0.857	(0.034)	0.975

(0.138)	(0.288)	(0.329)	(0.347)	(0.349)	(0.345)
—	—	—	—	(0.007)	—

(0.138)	(0.288)	(0.329)	(0.347)	(0.356)	(0.345)

$11.630	$11.550	$10.980	$12.230	$11.720	$12.110

1.89%	7.91%	(7.70% )	7.41%	(0.20% )	8.63%

$29,505	$31,178	$33,236	$40,738	$35,797	$35,591
1.63%	1.63%	1.63%	1.63%	1.65%	1.69%
1.75%	1.74%	1.72%	1.69%	1.71%	1.71%
2.41%	2.57%	2.76%	2.90%	3.03%	2.91%
2.28%	2.46%	2.67%	2.84%	2.97%	2.89%
3%	16%	17%	17%	32%	7%

93

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.570	$11.060

Income from investment operations:
Net investment income[3]	0.195	0.291
Net realized and unrealized gain	0.070	0.509

Total from investment operations	0.265	0.800

Less dividends and distributions from:
Net investment income	(0.195)	(0.290)

Total dividends and distributions	(0.195)	(0.290)

Net asset value, end of period	$11.640	$11.570

Total return[4]	2.31%	7.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,796	$1,080
Ratio of expenses to average net assets	0.63%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%
Ratio of net investment income to average net assets	3.40%	3.46%
Ratio of net investment income to average net assets prior to fees waived	3.28%	3.35%
Portfolio turnover	3%	16% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

94

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Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.460	$10.570	$11.670	$10.800	$11.150	$10.450

0.181	0.366	0.374	0.426	0.406	0.429
0.170	0.889	(1.080)	0.867	(0.351)	0.700

0.351	1.255	(0.706)	1.293	0.055	1.129

(0.181)	(0.365)	(0.375)	(0.423)	(0.405)	(0.429)
—	—	(0.019)	—	—	—

(0.181)	(0.365)	(0.394)	(0.423)	(0.405)	(0.429)

$11.630	$11.460	$10.570	$11.670	$10.800	$11.150

3.08%	12.06%	(6.27% )	12.18%	0.63%	11.02%

$50,242	$52,589	$57,816	$53,456	$37,051	$37,716
0.81%	0.80%	0.80%	0.80%	0.80%	0.80%
1.06%	1.06%	1.03%	1.01%	1.05%	1.07%
3.16%	3.32%	3.23%	3.77%	3.82%	3.94%
2.91%	3.06%	3.00%	3.56%	3.57%	3.67%
6%	20%	33%	28%	54%	15%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.440	$10.540	$11.640	$10.780	$11.120	$10.420

0.137	0.283	0.286	0.340	0.326	0.346
0.160	0.899	(1.080)	0.857	(0.341)	0.700

0.297	1.182	(0.794)	1.197	(0.015)	1.046

(0.137)	(0.282)	(0.287)	(0.337)	(0.325)	(0.346)
—	—	(0.019)	—	—	—

(0.137)	(0.282)	(0.306)	(0.337)	(0.325)	(0.346)

$11.600	$11.440	$10.540	$11.640	$10.780	$11.120

2.61%	11.35%	(7.00% )	11.26%	(0.04% )	10.20%

$18,418	$18,491	$21,152	$20,524	$14,235	$13,462
1.56%	1.55%	1.55%	1.55%	1.55%	1.55%
1.81%	1.81%	1.78%	1.76%	1.80%	1.82%
2.40%	2.57%	2.48%	3.02%	3.07%	3.19%
2.15%	2.31%	2.25%	2.81%	2.82%	2.92%
6%	20%	33%	28%	54%	15%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.460	$10.710

Income from investment operations:
Net investment income[3]	0.195	0.279
Net realized and unrealized gain	0.160	0.749

Total from investment operations	0.355	1.028

Less dividends and distributions from:
Net investment income	(0.195)	(0.278)

Total dividends and distributions	(0.195)	(0.278)

Net asset value, end of period	$11.620	$11.460

Total return[4]	3.12%	9.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,422	$1,769
Ratio of expenses to average net assets	0.56%	0.55%
Ratio of expenses to average net assets prior to fees waived	0.81%	0.80%
Ratio of net investment income to average net assets	3.41%	3.55%
Ratio of net investment income to average net assets prior to fees waived	3.16%	3.30%
Portfolio turnover	6%	20% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1] (Unaudited)	Year ended	3/1/13 to 8/31/13[2]	Year ended
	8/31/14		2/28/13	2/29/12	2/28/11	2/28/10

$8.160	$7.590	$8.410	$8.260	$7.550	$7.920	$7.410

0.141	0.293	0.148	0.315	0.329	0.349	0.346
0.090	0.570	(0.809)	0.150	0.710	(0.304)	0.609

0.231	0.863	(0.661)	0.465	1.039	0.045	0.955

(0.141)	(0.293)	(0.148)	(0.315)	(0.329)	(0.349)	(0.346)
—	—	(0.011)	—	—	(0.066)	(0.099)

(0.141)	(0.293)	(0.159)	(0.315)	(0.329)	(0.415)	(0.445)

$8.250	$8.160	$7.590	$8.410	$8.260	$7.550	$7.920

2.85%	11.58%	(7.94% )	5.73%	14.06%	0.48%	13.15%

$451,248	$451,301	$453,451	$524,539	$508,505	$470,369	$503,534
0.89%	0.88%	0.88%	0.88%	0.88%	0.90%	0.93%
0.95%	0.95%	1.00%	0.98%	0.98%	0.98%	0.98%
3.46%	3.73%	3.64%	3.77%	4.19%	4.42%	4.46%
3.40%	3.66%	3.52%	3.67%	4.09%	4.34%	4.41%
6%	7%	5%	20%	21%	31%	43%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1] (Unaudited)	Year ended	3/1/13 to 8/31/13[2]	Year ended
	8/31/14		2/28/13	2/29/12	2/28/11	2/28/10

$8.160	$7.590	$8.410	$8.260	$7.560	$7.920	$7.420

0.110	0.234	0.117	0.252	0.269	0.289	0.287
0.090	0.570	(0.809)	0.150	0.700	(0.294)	0.598

0.200	0.804	(0.692)	0.402	0.969	(0.005)	0.885

(0.110)	(0.234)	(0.117)	(0.252)	(0.269)	(0.289)	(0.286)
—	—	(0.011)	—	—	(0.066)	(0.099)

(0.110)	(0.234)	(0.128)	(0.252)	(0.269)	(0.355)	(0.385)

$8.250	$8.160	$7.590	$8.410	$8.260	$7.560	$7.920

2.47%	10.74%	(8.29% )	4.93%	13.05%	(0.15% )	12.14%

$33,392	$32,096	$32,617	$39,572	$27,311	$21,571	$15,867
1.65%	1.64%	1.64%	1.64%	1.64%	1.66%	1.69%
1.71%	1.71%	1.71%	1.69%	1.69%	1.69%	1.70%
2.70%	2.97%	2.87%	3.01%	3.43%	3.66%	3.70%
2.64%	2.90%	2.80%	2.96%	3.38%	3.63%	3.69%
6%	7%	5%	20%	21%	31%	43%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$8.160	$7.670

Income from investment operations:
Net investment income[3]	0.151	0.226
Net realized and unrealized gain	0.080	0.490

Total from investment operations	0.231	0.716

Less dividends and distributions from:
Net investment income	(0.151)	(0.226)

Total dividends and distributions	(0.151)	(0.226)

Net asset value, end of period	$8.240	$8.160

Total return[4]	2.85%	9.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,685	$3,733
Ratio of expenses to average net assets	0.65%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.71%
Ratio of net investment income to average net assets	3.70%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.64%	3.82%
Portfolio turnover	6%	7% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® state tax-free funds	February 28, 2015 (Unaudited)

Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Delaware Group State Tax-Free Income Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under

“Less expense paid indirectly.” For the six months ended Feb. 28, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$7	$6	$22	$15	$5	$61

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses, (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2014 through Feb. 28, 2015.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%*	*	0.55%	0.64%

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,059	$2,284	$4,696	$2,623	$1,782	$11,558

Effective Nov. 1, 2014, DIFSC is also the transfer agent and dividend disbursing agent of each Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Funds under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2015, the amount charged by DIFSC for each Fund was as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$9,123	$10,116	$20,802	$11,621	$7,894	$51,201

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Each Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which were contractually waived to 0.25% of the average daily net assets from Sept. 1, 2014 through Sept. 25, 2014. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,214	$1,334	$2,753	$1,549	$1,038	$8,332

For the six months ended Feb. 28, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,529	$2,461	$8,621	$7,591	$10,161	$13,161

For the six months ended Feb. 28, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$—	$—	$150	$292	$—	$—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

*	The aggregate contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015 for all Funds except Delaware Tax-Free Pennsylvania Fund, which has a contractual waiver period of June 28, 2012 through Dec. 29, 2015.
**	Prior to Dec. 29, 2014, Delaware Tax-Free Idaho Fund’s contractual waiver was 0.63%.

3. Investments

For the six months ended Feb. 28, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$9,415,829	$9,497,012	$5,824,651	$2,784,325	$10,242,081	$41,402,035
Sales	9,026,561	9,231,040	5,050,978	4,255,570	4,249,686	29,108,844

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

At Feb. 28, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$79,883,049	$86,606,483	$180,501,608	$101,671,714	$73,319,477	$452,361,056

Aggregate unrealized appreciation	$6,374,130	$8,509,509	$17,041,118	$7,150,133	$5,809,808	$42,826,779
Aggregate unrealized depreciation	(54,848)	(97,167)	(85,870)	(22,730)	(61,009)	(192,202)

Net unrealized appreciation	$6,319,282	$8,412,342	$16,955,248	$7,127,403	$5,748,799	$42,634,577

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those noted below, capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

Year of Expiration	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
2016	$—	$—	$44,178	$—	$—	$—
2019	—	369,988	—	—	—	—

Total	$—	$369,988	$44,178	$—	$—	$—

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character

	Short-term	Long-term
Delaware Tax-Free
Arizona Fund	$130,027	$1,762,489
Delaware Tax-Free
California Fund	512,925	1,183,175
Delaware Tax-Free
Colorado Fund	2,650,042	3,552,542
Delaware Tax-Free
Idaho Fund	1,817,027	3,471,504
Delaware Tax-Free
New York Fund	909,039	688,991
Delaware Tax-Free
Pennsylvania Fund	1,228,899	3,724,902

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

Delaware Tax-Free Arizona Fund
Level 2
Municipal Bonds	$85,552,331
Short-Term Investments	650,000

Total	$86,202,331

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$94,504,231	$94,504,231
Short-Term Investments[1]	14,594	500,000	514,594

Total	$14,594	$95,004,231	$95,018,825

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$196,511,619	$196,511,619
Short-Term Investments[1]	545,237	400,000	945,237

Total	$545,237	$196,911,619	$197,456,856

Delaware Tax-Free Idaho Fund
Level 2
Municipal Bonds	$108,799,117

Delaware Tax-Free New York Fund
Level 2
Municipal Bonds	$78,068,275
Short-Term Investments	1,000,000

Total	$79,068,275

Delaware Tax-Free Pennsylvania Fund
Level 2
Municipal Bonds	$494,995,632

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

	Delaware	Delaware
	Tax-Free	Tax-Free
Short-Term Investments	California Fund	Colorado Fund
Level 1	2.84%	57.68%
Level 2	97.16%	42.32%

During the six months ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

 4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/15	8/31/14	2/28/15	8/31/14	2/28/15	8/31/14
Shares sold:
Class A	76,271	422,664	281,682	716,363	295,282	587,926
Class B	—	5	—	—	—	717
Class C	48,508	49,012	146,049	143,852	77,894	49,345
Institutional Class	22,610	19,087	504,809	498,884	176,654	277,679
Shares issued upon reinvestment of dividends and distributions:
Class A	87,941	234,409	86,714	219,532	234,950	514,495
Class B	7	254	43	827	3	54
Class C	5,873	15,965	14,004	34,851	13,075	30,193
Institutional Class	479	95	13,032	2,431	6,402	673

	241,689	741,491	1,046,333	1,616,740	804,260	1,461,082

Shares redeemed:
Class A	(384,155)	(1,380,013)	(761,141)	(2,492,660)	(765,046)	(3,031,582)
Class B	(2,437)	(7,506)	(14,922)	(26,859)	(1,035)	(1,134)
Class C	(31,678)	(126,391)	(83,925)	(540,515)	(79,171)	(330,843)
Institutional Class	(2,329)	(41)	(102,221)	(6,006)	(31,038)	(6,477)

	(420,599)	(1,513,951)	(962,209)	(3,066,040)	(876,290)	(3,370,036)

Net increase (decrease)	(178,910)	(772,460)	84,124	(1,449,300)	(72,030)	(1,908,954)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/15	8/31/14	2/28/15	8/31/14	2/28/15	8/31/14
Shares sold:
Class A	235,715	818,230	506,823	627,155	1,545,194	3,568,801
Class B	—	—	—	3	—	1
Class C	121,615	189,865	111,465	112,124	317,522	419,579
Institutional Class	183,279	94,436	764,700	154,404	512,212	456,689
Shares issued upon reinvestment of dividends and distributions:
Class A	91,610	194,871	59,849	145,599	779,355	1,722,816
Class B	38	624	1	167	114	2,036
Class C	29,539	66,057	13,994	32,492	49,269	107,803
Institutional Class	3,091	331	11,864	570	12,354	2,094

	664,887	1,364,414	1,468,696	1,072,514	3,216,020	6,279,819

Shares redeemed:
Class A	(622,992)	(2,011,144)	(832,978)	(1,655,477)	(2,902,003)	(9,731,852)
Class B	(14,305)	(13,492)	(248)	(12,988)	(38,921)	(43,672)
Class C	(312,403)	(585,307)	(154,518)	(533,776)	(250,278)	(891,469)
Institutional Class	(39,554)	(1,422)	(34,275)	(569)	(49,749)	(1,081)

	(989,254)	(2,611,365)	(1,022,019)	(2,202,810)	(3,240,951)	(10,668,074)

Net increase (decrease)	(324,367)	(1,246,951)	446,677	(1,130,296)	(24,931)	(4,388,255)

For the six months ended Feb. 28, 2015 and year ended Aug. 31, 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above, and the “Statements of changes in net assets.”

	Six months
	ended			Year ended
	2/28/15			8/31/14
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	—	—	$—	1,123	1,127	$12,201
Delaware Tax-Free
California Fund	102	102	1,234	129	129	1,455
Delaware Tax-Free
Idaho Fund	10,178	10,172	117,184	1,911	1,910	21,325
Delaware Tax-Free
Pennsylvania Fund	14,130	14,134	115,189	8,129	8,125	63,471

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Feb. 28, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages, and the “Statements of changes in net assets.”

		Delaware Tax-Free Colorado Fund
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
—	6,337	$72,603	6,369	$72,603

		Delaware Tax-Free Pennsylvania Fund
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
35,044	57,478	$763,161	92,644	$763,161

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Feb. 28, 2015 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation within the states, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2015, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the “Schedules of investments.”

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
10.03%	5.68%	12.39%	21.07%	2.47%	6.70%

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Financial Services LLC, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Funds have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Investments®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
Family of Funds	J.P. Morgan Chase & Co.	Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Philadelphia, PA	Summit, NJ

Thomas L. Bennett	Joseph W. Chow
Chairman of the Board	Former Executive Vice
Delaware Investments	President
Family of Funds	State Street Corporation
Private Investor	Brookline, MA
Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2015